UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

EXPLANATORY NOTE

On March 10, 2025, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the annual period ended December 31, 2024. The registrant hereby amends the original Certified Shareholder Report on Form N_CSR by supplementing Item 7(a), “Annual Financial Statement,” with respect to the Kinetics Mutual Funds, Inc., to file an amended and restated Notes To Financial Statements that removes the word “Unaudited” that were inadvertently included in the original report.

This amendment does not reflect events occurring after the filing of the original Certified Shareholder Report on Form N-CSR for the annual period ended December 31, 2024, and, other than supplementing Item 7(a), “Annual Financial Statement,” as stated above, does not modify or update the disclosures in the original Certified Shareholder Report on Form N-CSR in any way.

Item 1. Reports to Stockholders.

(a)

The Internet Fund
Advisor Class A | KINAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$231	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-494613862

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	76.00	25.31	15.66
Advisor Class A (with sales charge)	65.87	23.83	14.98
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-494613862

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-494613862

The Internet Fund
Advisor Class C | KINCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$290	2.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-494613763

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	75.11	24.68	15.08
Advisor Class C (with sales charge)	74.11	24.68	15.08
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-494613763

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-494613763

The Internet Fund
No Load Class | WWWFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$202	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 76.44% outperforming benchmarks S&P 500 Index and the NASDAQ Composite Index which posted 25.02% and 28.64%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. Additionally, the Fund benefited from strong gains in “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to blockchain and cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-460953102

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	76.44	25.62	15.95
S&P 500 TR	25.02	14.53	13.10
NASDAQ Composite Total Return Index	29.57	17.49	16.20
NASDAQ Composite Index Price	28.64	16.57	15.09
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,557,134
Number of Holdings	30
Net Advisory Fee	$3,259,047
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	57.3%
Mining, Quarrying, and Oil and Gas Extraction	22.1%
Professional, Scientific, and Technical Services	4.9%
Information	1.6%
Management of Companies and Enterprises	0.7%
Real Estate	0.3%
Entertainment	0.1%
Arts, Entertainment, and Recreation	0.1%
Media	0.0%
Retail Trade	0.0%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust ETF	47.8%
Texas Pacific Land Corp.	21.0%
Grayscale Bitcoin Mini Trust ETF	5.4%
CACI International, Inc.	4.9%
OTC Markets Group, Inc. - Class A	1.9%
Landbridge Co. LLC	1.0%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-460953102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-460953102

The Global Fund
Advisor Class A | KGLAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$192	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Global Fund	PAGE 1	TSR-AR-494613631

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	71.69	20.98	13.45
Advisor Class A (with sales charge)	61.80	19.57	12.79
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 2	TSR-AR-494613631

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 3	TSR-AR-494613631

The Global Fund
Advisor Class C | KGLCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$250	2.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Global Fund	PAGE 1	TSR-AR-494613623

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	70.97	20.37	12.77
Advisor Class C (with sales charge)	69.97	20.37	12.77
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 2	TSR-AR-494613623

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 3	TSR-AR-494613623

The Global Fund
No Load Class | WWWEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$163	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund posted 72.16%, significantly outperforming the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
Blockchain and cryptocurrency contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape. The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Grayscale Bitcoin Trust ETF (“GBTC”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Global Fund	PAGE 1	TSR-AR-494613805

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	72.16	21.25	13.61
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,640,955
Number of Holdings	67
Net Advisory Fee	$181,178
Portfolio Turnover	34%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors(% of Net Assets)
Finance and Insurance	31.7%
Mining, Quarrying, and Oil and Gas Extraction	26.6%
Management of Companies and Enterprises	7.0%
Entertainment	1.9%
Real Estate and Rental and Leasing	1.2%
Transportation and Warehousing	1.2%
Professional, Scientific and Technical Services	0.6%
Media	0.5%
Real Estate	0.3%
Accommodation and Food Services	0.2%

Top 10 Issuers(% of Net Assets)
Grayscale Bitcoin Trust ETF	22.9%
Texas Pacific Land Corp.	19.2%
White Mountains Insurance Group Ltd.	4.1%
Landbridge Co. LLC	4.0%
Grayscale Bitcoin Mini Trust ETF	2.6%
IG Port, Inc.	1.9%
Galaxy Digital Holdings Ltd.	1.5%
GAMCO Investors, Inc.	1.3%
Wheaton Precious Metals Corp.	1.2%
Mesabi Trust	1.2%

Top Ten Countries(% of Net Assets)
United States	61.7%
Canada	5.7%
Japan	2.5%
United Kingdom	1.0%
Sweden	0.5%
Germany	0.3%
Cayman Islands	0.3%
Netherlands	0.3%
Brazil	0.1%
Greece	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Global Fund	PAGE 2	TSR-AR-494613805

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 3	TSR-AR-494613805

The Paradigm Fund
Advisor Class A | KNPAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$234	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613854

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	88.00	23.32	17.28
Advisor Class A (with sales charge)	77.18	21.87	16.58
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613854

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613854

The Paradigm Fund
Advisor Class C | KNPCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$295	2.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613821

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	87.06	22.71	16.69
Advisor Class C (with sales charge)	86.06	22.71	16.69
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613821

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613821

The Paradigm Fund
Institutional Class | KNPYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$178	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613797

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	88.83	23.88	17.81
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613797

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613797

The Paradigm Fund
No Load Class | WWNPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$203	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load share class posted 88.47% and significantly outperformed the S&P 500 Index and MSCI All Country World Index which posted 25.02% and 17.49%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (Ticker: TPL) was the largest contributor to returns.
The Fund’s top detractor: Howard Hughes Holdings Inc (Ticker: HHH) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	88.47	23.63	17.57
S&P 500 TR	25.02	14.53	13.10
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,331,836,958
Number of Holdings	53
Net Advisory Fee	$12,443,785
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	73.6%
Finance and Insurance	16.2%
Arts, Entertainment, and Recreation	2.1%
Real Estate and Rental and Leasing	1.8%
Information	1.3%
Professional, Scientific and Technical Services	0.9%
Management of Companies and Enterprises	0.8%
Food Services and Drinking Places	0.4%
Management, Scientific, and Technical Consulting	0.4%
Accommodation and Food Services	0.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	67.7%
Grayscale Bitcoin Trust ETF	10.8%
Landbridge Co. LLC	4.4%
Brookfield Corp.	2.8%
Live Nation Entertainment, Inc.	2.1%
Howard Hughes Holdings, Inc.	1.4%
Franco-Nevada Corp.	1.3%
Grayscale Bitcoin Mini Trust ETF	1.2%
CACI International, Inc.	0.9%
Cboe Global Markets, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.

The Small Cap Opportunities Fund
Advisor Class A | KSOAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$225	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613839

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	68.10	23.57	17.45
Advisor Class A (with sales charge)	58.44	22.11	16.75
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613839

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613839

The Small Cap Opportunities Fund
Advisor Class C | KSOCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$284	2.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613748

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	67.25	22.95	16.86
Advisor Class C (with sales charge)	66.25	22.95	16.86
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613748

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613748

The Small Cap Opportunities Fund
Institutional Class | KSCYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613813

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	68.85	24.13	17.98
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613813

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613813

The Small Cap Opportunities Fund
No Load Class | KSCOX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$195	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 68.52% and significantly outperformed benchmarks S&P 600 Small Cap Index and S&P 500 Index which posted 8.70% and 25.02%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. The Fund also benefitted from exposure to a “Defense Technology” company that provides essential surveillance, communications and encryption/security for the federal government.
POSITIONING
The portfolio remains focused on companies within the broader universe of value companies in the hard asset realm and seeks opportunities in small capitalization issuers with the potential to expand to higher valuations either through revaluation, growth or a combination thereof. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Inter Parfums, Inc (“IPAR”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613706

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	68.52	23.88	17.74
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 TR	8.70	8.36	8.96
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$465,795,726
Number of Holdings	56
Net Advisory Fee	$4,073,747
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	59.1%
Finance and Insurance	7.2%
Professional, Scientific and Technical Services	4.9%
Management of Companies and Enterprises	3.2%
Accommodation and Food Services	2.7%
Real Estate	2.6%
Manufacturing	1.6%
Management, Scientific, and Technical Consulting	1.6%
Real Estate and Rental and Leasing	0.8%
Arts, Entertainment, and Recreation	0.7%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.2%
Landbridge Co. LLC	5.5%
Grayscale Bitcoin Trust ETF	4.8%
CACI International, Inc.	4.3%
Civeo Corp.	2.7%
DREAM Unlimited Corp.	2.3%
Carnival Corp.	1.6%
Interparfums, Inc.	1.5%
Associated Capital Group, Inc.	1.4%
Urbana Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613706

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613706

The Market Opportunities Fund
Advisor Class A | KMKAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$200	1.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Market Opportunities Fund	PAGE 1	TSR-AR-494613771

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	83.60	24.29	17.84
Advisor Class A (with sales charge)	73.04	22.83	17.15
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613771

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 3	TSR-AR-494613771

The Market Opportunities Fund
Advisor Class C | KMKCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$261	2.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Market Opportunities Fund	PAGE 1	TSR-AR-494613730

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	82.65	23.66	17.25
Advisor Class C (with sales charge)	81.65	23.66	17.25
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613730

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 3	TSR-AR-494613730

The Market Opportunities Fund
Institutional Class | KMKYX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Market Opportunities Fund	PAGE 1	TSR-AR-494613615

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	84.40	24.84	18.38
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613615

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 3	TSR-AR-494613615

The Market Opportunities Fund
No Load Class | KMKNX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$170	1.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 84.08%, significantly outperforming benchmarks S&P 500 Index and MSCI EAFE Index which posted 25.02% and 3.82%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe are well-positioned to benefit from rising prices, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. Our energy exposure to royalties and land/infrastructure decoupled from commodity markets due to unique growth drivers. Blockchain and cryptocurrency also contributed positively, with Bitcoin prices more than doubling for the second consecutive year. Bitcoin continues to set itself apart from other cryptocurrencies, supported by a more favorable regulatory landscape.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly with the Fund’s overweight exposure to Energy and Blockchain/Cryptocurrency. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Permian Basin Royalty Trust (“PBT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Market Opportunities Fund	PAGE 1	TSR-AR-494613789

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	84.08	24.59	18.14
S&P 500 TR	25.02	14.53	13.10
MSCI EAFE Net (USD)	3.82	4.73	5.20
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$223,495,159
Number of Holdings	69
Net Advisory Fee	$1,535,281
Portfolio Turnover	7%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	58.2%
Finance and Insurance	30.2%
Management of Companies and Enterprises	3.3%
Information	1.5%
Transportation and Warehousing	0.6%
Real Estate	0.3%
Global Exchanges	0.1%
Professional, Scientific and Technical Services	0.1%
Live Sports (Spectator Sports)	0.1%
Industrial	0.1%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
Grayscale Bitcoin Trust ETF	19.8%
Partners Value Investments LP	2.6%
Grayscale Bitcoin Mini Trust ETF	2.2%
Landbridge Co. LLC	2.0%
White Mountains Insurance Group Ltd.	1.2%
Associated Capital Group, Inc.	1.2%
Intercontinental Exchange, Inc.	0.9%
Urbana Corp.	0.8%
Wheaton Precious Metals Corp.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613789

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 3	TSR-AR-494613789

The Multi-Disciplinary Income Fund
No Load Class | KMDNX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Multi-Disciplinary Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$75	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 7.05%, driven by its re-positioning of its portfolio investment mix (during 2023) to include only high-quality collateralized loan obligation (“CLO”) debt tranche investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The CLO debt tranches held by the Fund generated current cash income and avoided significant interest rate risks inherent in more traditional fixed income investment strategies. The Fund also benefited from fewer than anticipated interest rate cuts by the Federal Reserve in 2024.
POSITIONING
The Fund’s investments include only AAA and AA rated CLO debt tranches. During 2024, the Fund increased its portfolio weighing of AA rated CLO debt given the higher yields and the minimal incremental credit risk relative to AAA rated CLO debt.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance, specifically due to the increase in the Funds weighing of AA debt investments during 2024 and the overall credit performance of the Fund’s investments. The Fund also benefited from the floating rate structure of its CLO investments.
The Fund’s top detractor: The Fund suffered no impairment related losses in any investment during the year due to any credit event.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Multi-Disciplinary Income Fund	PAGE 1	TSR-AR-494613672

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	7.05	1.88	2.98
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.35
Bloomberg U.S. High Yield Corporate Bond Index	8.19	4.21	5.17
CBOE S&P 500 PutWrite Index (PUT)	17.84	9.12	7.70
Cboe S&P 500 BuyWrite Monthly Index	20.12	6.88	6.94
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$13,628,238
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	37%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	6.20%
30-Day SEC Yield Unsubsidized	5.62%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Asset Backed Securities	91.1%

Top 10 Issuers	(% of Net Assets)
Sound Point CLO Ltd. 2024-39A, AA tranche	7.5%
Babson CLO Ltd./Cayman Islands 2023-1A, AAA tranche	4.1%
Sound Point CLO Ltd. 2017-3A, AAA tranche	3.9%
Venture CDO Ltd. 2023-48A, AA tranche	3.8%
Fort Washington CLO 2019-1A, AA tranche	3.8%
Magnetite CLO Ltd. 2023-37A, AA tranche	3.8%
ICG US CLO Ltd. 2023-1A, AA tranche	3.8%
37 Capital CLO 2023-1A, AAA tranche	3.8%
Rad CLO 2023-20A, AA tranche	3.8%
Battery Park CLO 2022-1A, AAA tranche	3.8%
The Multi-Disciplinary Income Fund	PAGE 2	TSR-AR-494613672

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Multi-Disciplinary Income Fund	PAGE 3	TSR-AR-494613672

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A | LSHAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$181	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613557

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	82.36	25.14	15.50
Advisor Class A (with sales charge)	71.91	23.67	14.82
S&P 500 TR	25.02	14.53	13.10
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 3	TSR-AR-494613557

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class C | LSHCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$271	2.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613540

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	81.04	24.22	14.64
Advisor Class C (with sales charge)	80.04	24.22	14.64
S&P 500 TR	25.02	14.53	13.10
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613540

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 3	TSR-AR-494613540

The Kinetics Spin-off and Corporate Restructuring Fund
Institutional Class | LSHUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613532

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	82.86	25.47	15.79
S&P 500 TR	25.02	14.53	13.10
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613532

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class | LSHEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the The Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$175	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s No-Load class posted 82.86%, significantly outperforming its benchmark S&P 500 Index, which posted 25.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by strong positive returns in “hard asset” companies, which we believe stand to benefit from rising price levels, particularly in the energy sector. Energy prices were mixed for the year, as strong supply growth negated resilient demand. However, our investments in energy-related royalties and land/infrastructure were less impacted by commodity market fluctuations due to distinct growth drivers. The Fund also benefited from exposure to a niche Industrial supplier to the HVAC/R (heating, ventilation, air conditioning and refrigeration) market. These end markets have sustained secular growth trends which arose during the pandemic recovery.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance particularly within the Energy Sector. Texas Pacific Land Corporation (“TPL”) was the largest contributor to returns.
The Fund’s top detractor: Bakkt Holdings, Inc (“BKKT”) detracted marginally from returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613524

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
No Load Class (without sales charge)	82.47	25.25	20.96
S&P 500 TR	25.02	14.53	13.82
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,632,373
Number of Holdings	36
Net Advisory Fee	$150,643
Portfolio Turnover	6%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Mining, Quarrying, and Oil and Gas Extraction	79.9%
Manufacturing	5.6%
Management of Companies and Enterprises	3.9%
Finance and Insurance	3.6%
Accommodation and Food Services	1.2%
Real Estate and Rental and Leasing	1.0%
Information	0.9%
Real Estate	0.2%
Utilities	0.0%
Media	0.0%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	74.8%
CSW Industrials, Inc.	5.2%
Landbridge Co. LLC	5.0%
Associated Capital Group, Inc.	3.2%
GAMCO Investors, Inc.	2.6%
Civeo Corp.	1.2%
Liberty Media Corp.-Liberty Formula One	0.7%
PrairieSky Royalty Ltd.	0.6%
Grayscale Bitcoin Mini Trust ETF	0.4%
Bakkt Holdings, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613524

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 3	TSR-AR-494613524

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees/directors has determined that there is at least two audit committee financial experts serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024 Kinetics Portfolios Trust	FYE 12/31/2024 Kinetics Mutual Funds	FYE 12/31/2023 Kinetics Portfolios Trust	FYE 12/31/2023 Kinetics Mutual Funds
Audit Fees	$ 67,500	$ 84,500	$ 67,500	$ 83,700
Audit-Related Fees	0	0	0	0
Tax Fees	$ 21,500	$ 24,300	$ 21,500	$ 24,300
All Other Fees	0	0	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	0	0
Registrant’s Investment Adviser	0	0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KINETICS MUTUAL FUNDS, INC
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
The Kinetics Spin-Off and Corporate Restructuring Fund
Core Financial Statements
December 31, 2024

Directory of Funds’ Service Providers	Back Cover

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 95.8%
Accommodation - 1.2%
Civeo Corp.	20,000	$454,400
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class C(a)	1,694	64,812
Chemical Manufacturing - 0.2%
Prestige Consumer Healthcare, Inc.(a)	797	62,238
Diversified Real Estate Activities - 0.6%
PrairieSky Royalty Ltd.	12,000	233,998
Electric Power Generation, Transmission and Distribution - 0.0%(b)
GE Vernova, Inc.	25	8,223
Funds, Trusts, and Other Financial Vehicles - 0.0%(b)
Mesabi Trust	550	15,461
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	2,780
Machinery Manufacturing - 0.1%
General Electric Co.	100	16,679
Management of Companies and Enterprises - 3.9%
Associated Capital Group, Inc. - Class A	34,300	1,175,101
Fairfax India Holdings Corp.(a)(c)	1,600	25,606
Galaxy Digital Holdings Ltd.(a)	3,600	62,586
Hawaiian Electric Industries, Inc.(a)	3,800	36,974
White Mountains Insurance Group Ltd.	58	112,814
		1,413,081
Media - 0.0%(b)
Toei Animation Co. Ltd.	200	4,493
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 0.7%
Liberty Media Corp.-Liberty Formula One - Class A(a)	3,000	252,120
Mining (except Oil and Gas) - 0.0%(b)
Knife River Corp.(a)	100	10,164
Miscellaneous Manufacturing - 5.2%
CSW Industrials, Inc.	5,400	1,905,120
Nonmetallic Mineral Mining and Quarrying - 0.0%(b)
Anglo American PLC - ADR	72	1,062
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	324	79,950

	Shares	Value
Office Administrative Services - 0.2%
DigitalBridge Group, Inc.	6,300	$71,064
Offices of Real Estate Agents and Brokers - 5.0%
Landbridge Co. LLC(a)	1,666	96,861
Landbridge Co. LLC - Class A	27,000	1,744,200
		1,841,061
Oil and Gas Extraction - 74.8%(d)
Texas Pacific Land Corp.(e)	24,777	27,402,371
Other Financial Investment Activities - 3.0%
Bakkt Holdings, Inc.(a)	5,180	128,308
GAMCO Investors, Inc. - Class A	39,300	950,274
Seaport Entertainment Group, Inc.(a)	188	5,255
		1,083,837
Other Investment Pools and Funds - 0.1%
Urbana Corp.	6,234	24,416
Urbana Corp. - Class A	1,600	6,434
		30,850
Real Estate - 0.3%
Howard Hughes Holdings, Inc.(a)	1,600	123,072
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(b)
Brookfield Corp.	36	2,068
Support Activities for Mining - 0.1%
Aris Water Solutions, Inc. - Class A	106	2,539
Liberty Energy, Inc.	972	19,333
		21,872
TOTAL COMMON STOCKS (Cost $4,582,206)		35,100,776
UNIT INVESTMENT TRUSTS - 0.6%
Grayscale Bitcoin Cash Trust(a)	6,073	31,883
Grayscale Bitcoin Mini Trust ETF(a)	3,736	156,427
Grayscale Bitcoin Trust ETF(a)	60	4,441
		192,751
TOTAL UNIT INVESTMENT TRUSTS (Cost $159,587)		192,751
EXCHANGE TRADED FUNDS - 0.0%(b)
iShares Bitcoin Trust ETF(a)	146	7,745
TOTAL EXCHANGE TRADED FUNDS (Cost $5,256)		7,745
TOTAL INVESTMENTS - 96.4% (Cost $4,747,049)		$35,301,272
Money Market Deposit Account - 3.7%(f)		1,368,829
Liabilities in Excess of Other Assets - (0.1)%		(37,728)
TOTAL NET ASSETS - 100.0%		$36,632,373

The accompanying notes are an integral part of these financial statements.

1

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $25,606 or 0.1% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

The accompanying notes are an integral part of these financial statements.

2

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2024

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$331,468,729	$49,615,481
Receivable from Adviser	—	18,610
Receivable for Master Portfolio interest sold	—	318,956
Receivable for Fund shares sold	559,388	200,093
Prepaid expenses and other assets	27,577	25,825
Total assets	332,055,694	50,178,965
LIABILITIES:
Payable for Master Portfolio interest purchased	370,021	—
Payable to Directors	4,768	672
Payable to Chief Compliance Officer	347	36
Payable for Fund shares repurchased	189,366	519,049
Payable for shareholder servicing fees	74,525	10,904
Payable for distribution fees	18,811	17,567
Accrued expenses and other liabilities	46,611	15,002
Total liabilities	704,449	563,230
NET ASSETS	$ 331,351,245	$49,615,735
Net Assets Consist of:
Paid in capital	$97,487,231	$26,310,801
Accumulated earnings	233,864,014	23,304,934
Net assets	$331,351,245	$49,615,735
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$323,379,778	$40,018,423
Shares outstanding	3,154,593	2,499,169
Net asset value per share (offering price and redemption price)	$102.51	$16.01
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$3,927,101	$2,753,183
Shares outstanding	42,512	173,205
Net asset value per share (redemption price)	$92.38	$15.90
Offering price per share ($92.38 divided by .9425 and $15.90 divided by .9425)	$98.02	$16.87
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$4,044,366	$6,844,129
Shares outstanding	53,829	467,296
Net asset value per share (offering price and redemption price)	$75.13	$14.65

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

3

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2024(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,274,814,113	$465,583,146
Receivable for Fund shares sold	6,587,509	770,389
Prepaid expenses and other assets	55,480	37,981
Total assets	1,281,457,102	466,391,516
LIABILITIES:
Payable for Master Portfolio interest purchased	772,932	340,886
Payable to Adviser	23,902	487
Payable to Directors	21,497	7,411
Payable to Chief Compliance Officer	1,129	396
Payable for Fund shares repurchased	5,814,577	429,479
Payable for shareholder servicing fees	240,110	89,995
Payable for distribution fees	257,447	49,127
Fund distribution payable	—	23
Accrued expenses and other liabilities	120,771	52,245
Total liabilities	7,252,365	970,049
NET ASSETS	$ 1,274,204,737	$465,421,467
Net Assets Consist of:
Paid in capital	$139,003,516	$168,776,030
Accumulated earnings	1,135,201,221	296,645,437
Net assets	$ 1,274,204,737	$465,421,467
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$607,750,395	$336,526,372
Shares outstanding	4,539,355	1,983,587
Net asset value per share (offering price and redemption price)	$133.88	$169.66
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$254,588,581	$24,368,073
Shares outstanding	2,004,399	150,004
Net asset value per share (redemption price)	$127.01	$162.45
Offering price per share ($127.01 divided by .9425 and $162.45 divided by .9425)	$134.76	$172.36
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$89,897,239	$12,482,408
Shares outstanding	796,938	82,136
Net asset value per share (offering price and redemption price)	$112.80	$151.97
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$321,968,522	$92,044,614
Shares outstanding	2,371,211	529,043
Net asset value per share (offering price and redemption price)	$135.78	$173.98

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

4

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2024(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$223,411,083	$13,416,320
Receivable from Adviser	49,775	682
Receivable for Master Portfolio interest sold	499,689	—
Prepaid expenses and other assets	37,181	14,806
Total assets	223,997,728	13,431,808
LIABILITIES:
Payable for Master Portfolio interest purchased	442,762	—
Payable to Directors	3,515	215
Payable to Chief Compliance Officer	202	26
Payable for Fund shares repurchased	56,928	—
Payable for shareholder servicing fees	46,517	2,856
Payable for distribution fees	33,034	11,983
Accrued expenses and other liabilities	30,359	10,739
Total liabilities	613,317	25,819
NET ASSETS	$223,384,411	$13,405,989
Net Assets Consist of:
Paid in capital	$52,430,801	$18,748,920
Accumulated earnings	170,953,610	(5,342,931)
Net assets	$223,384,411	$13,405,989
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$161,183,226	$13,405,989
Shares outstanding	2,109,304	1,343,118
Net asset value per share (offering price and redemption price)	$76.42	$9.98
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$18,805,891	N/A
Shares outstanding	250,601	N/A
Net asset value per share (redemption price)	$75.04	N/A
Offering price per share ($75.04 divided by .9425)	$79.62	N/A
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$15,057,203	N/A
Shares outstanding	211,591	N/A
Net asset value per share (offering price and redemption price)	$71.16	N/A
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$28,338,091	N/A
Shares outstanding	364,614	N/A
Net asset value per share (offering price and redemption price)	$77.72	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

5

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2024(Continued)

The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
ASSETS:
Investments, at value(1)	$35,301,272
Foreign currencies, at value(3)	4,320
Cash	1,368,829
Receivable for investments sold	2,264
Receivable for Fund shares sold	16,085
Dividends and interest receivable	14,924
Prepaid expenses and other assets	26,603
Total assets	36,734,297
LIABILITIES:
Payable to Adviser	21,898
Payable to Directors	738
Payable to Chief Compliance Officer	36
Payable for securities purchased	2,177
Payable to custodian	1,577
Payable for Fund shares repurchased	26,591
Payable for shareholder servicing fees	3,928
Payable for distribution fees	15,307
Accrued expenses and other liabilities	29,672
Total liabilities	101,924
NET ASSETS	$36,632,373
(1) Cost of investments	4,747,049
(3) Cost of foreign currencies	$4,327
Net Assets Consist of:
Paid in capital	$6,043,059
Accumulated earnings	30,589,314
Net assets	$36,632,373
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$222,284
Shares outstanding	6,553
Net asset value per share (offering price and redemption price)	$33.92
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$10,684,435
Shares outstanding	332,814
Net asset value per share (redemption price)	$32.10
Offering price per share ($32.10 divided by .9425)	$34.06
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$264,165
Shares outstanding	9,153
Net asset value per share (offering price and redemption price)	$28.86
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$25,461,489
Shares outstanding	787,404
Net asset value per share (offering price and redemption price)	$32.34

The accompanying notes are an integral part of these financial statements.

6

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2024

	The Internet Fund	The Global Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,485,835	$348,004
Interest	2,410,472	288,587
Income from securities lending	237,740	18,051
Expenses allocated from Master Portfolio	(3,487,599)	(439,231)
Net investment income from Master Portfolio	646,448	215,411
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	8,298	5,162
Distribution fees - Advisor Class C (See Note 3)	22,996	43,908
Shareholder servicing fees - Advisor Class A (See Note 3)	8,298	5,162
Shareholder servicing fees - Advisor Class C (See Note 3)	7,665	14,636
Shareholder servicing fees - No Load Class (See Note 3)	635,693	56,125
Transfer agent fees and expenses	96,296	20,510
Reports to shareholders	17,525	2,922
Administration fees	62,045	9,754
Professional fees	38,623	11,964
Directors’ fees	22,740	2,462
Chief Compliance Officer fees	3,888	392
Registration fees	57,544	55,545
Fund accounting fees	9,608	985
Other expenses	7,638	795
Total expenses	998,857	230,322
Less, expense reimbursement	—	(198,353)
Net expenses	998,857	31,969
Net investment income (loss) from Master Portfolio	(352,409)	183,442
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,252,945	411,112
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	141,485,777	14,608,888
Net gain on investments	143,738,722	15,020,000
Net increase in net assets resulting from operations	$143,386,313	$15,203,442
† Net of foreign taxes withheld of:	$16,450	$16,912

The accompanying notes are an integral part of these financial statements.

7

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$14,507,164	$5,749,101
Interest	1,579,006	2,158,680
Income from securities lending	375,137	38,597
Expenses allocated from Master Portfolio	(13,237,378)	(4,623,238)
Net investment income from Master Portfolio	3,223,929	3,323,140
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	498,868	49,898
Distribution fees - Advisor Class C (See Note 3)	528,207	75,365
Shareholder servicing fees - Advisor Class A (See Note 3)	498,868	49,898
Shareholder servicing fees - Advisor Class C (See Note 3)	176,069	25,122
Shareholder servicing fees - No Load Class (See Note 3)	1,148,092	626,859
Shareholder servicing fees - Institutional Class (See Note 3)	539,016	132,012
Transfer agent fees and expenses	219,181	84,596
Reports to shareholders	25,439	15,453
Administration fees	221,933	77,598
Professional fees	111,957	44,123
Directors’ fees	85,824	29,608
Chief Compliance Officer fees	13,929	4,745
Registration fees	78,189	79,350
Fund accounting fees	33,046	11,426
Other expenses	29,627	11,392
Total expenses	4,208,245	1,317,445
Less, expense waiver for Institutional Class shareholder servicing fees	(404,262)	(99,009)
Less, expense reimbursement	(174,303)	(164,624)
Net expenses	3,629,680	1,053,812
Net investment income (loss) from Master Portfolio	(405,751)	2,269,328
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	63,393,324	12,283,641
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	564,567,500	157,237,452
Net gain on investments	627,960,824	169,521,093
Net increase in net assets resulting from operations	$627,555,073	$171,790,421
† Net of foreign taxes withheld of:	$173,897	$241,134

The accompanying notes are an integral part of these financial statements.

8

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,363,240	$—
Interest	813,639	944,130
Income from securities lending	97,676	(112)
Realized gain on paydown	—	4,118
Expenses allocated from Master Portfolio	(2,279,357)	(66,263)
Net investment income from Master Portfolio	995,198	881,873
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	33,326	—
Distribution fees - Advisor Class C (See Note 3)	91,614	—
Shareholder servicing fees - Advisor Class A (See Note 3)	33,326	—
Shareholder servicing fees - Advisor Class C (See Note 3)	30,538	—
Shareholder servicing fees - No Load Class (See Note 3)	297,813	32,540
Shareholder servicing fees - Institutional Class (See Note 3)	50,068	—
Transfer agent fees and expenses	51,962	7,645
Reports to shareholders	5,816	1,503
Administration fees	40,856	4,635
Professional fees	26,886	10,514
Directors’ fees	14,666	1,145
Chief Compliance Officer fees	2,415	201
Registration fees	68,009	26,625
Fund accounting fees	5,905	463
Other expenses	4,876	505
Total expenses	758,076	85,776
Less, expense waiver for Institutional Class shareholder servicing fees	(37,551)	—
Less, expense reimbursement	(549,141)	(52,698)
Net expenses	171,384	33,078
Net investment income	823,814	848,795
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	1,152,184	212
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	99,556,362	33,159
Net gain on investments	100,708,546	33,371
Net increase in net assets resulting from operations	$101,532,360	$882,166
† Net of foreign taxes withheld of:	$42,079	$—

The accompanying notes are an integral part of these financial statements.

9

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2024(Continued)

The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
INVESTMENT INCOME:
Dividends†	$597,371
Interest	133,753
Total investment income	731,124
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	19,380
Distribution fees - Advisor Class C (See Note 3)	2,285
Shareholder servicing fees - Advisor Class A (See Note 3)	19,380
Shareholder servicing fees - Advisor Class C (See Note 3)	762
Shareholder servicing fees - No Load Class (See Note 3)	150
Shareholder servicing fees - Institutional Class (See Note 3)	42,170
Transfer agent fees and expenses	24,891
Reports to shareholders	895
Administration fees	21,004
Professional fees	21,512
Directors’ fees	2,817
Chief Compliance Officer fees	403
Registration fees	65,920
Fund accounting fees	4,595
Investment advisory fees	292,017
Custodian fees and expenses	9,893
Other expenses	862
Total expenses	528,936
Less, expense waiver for Institutional Class shareholder servicing fees	(31,628)
Less, expense reimbursement	(109,746)
Net expenses	387,562
Net investment income	343,562
REALIZED AND UNREALIZED GAN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	1,640,709
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	15,192,766
Net gain on investments	16,833,475
Net increase in net assets resulting from operations	$17,177,037
† Net of foreign taxes withheld of:	$5,720

The accompanying notes are an integral part of these financial statements.

10

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024

	The Internet Fund		The Global Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$(352,409)	$1,328,402	$183,442	$396,197
Net realized gain (loss) on sale of investments and foreign currency	2,252,945	2,270,772	411,112	(225,114)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	141,485,777	40,793,916	14,608,888	1,884,327
Net increase in net assets resulting from operations	143,386,313	44,393,090	15,203,442	2,055,410
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(2,995,678)	(1,389,302)	(390,102)	(288,013)
Advisor Class A (See Note 5)	(39,960)	(19,295)	(20,472)	(32,510)
Advisor Class C (See Note 5)	(50,656)	(19,149)	(24,781)	(93,545)
Total distributions to shareholders	(3,086,294)	(1,427,746)	(435,355)	(414,068)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	46,528,670	22,530,500	26,193,230	5,166,095
Redemption fees	73,966	18,241	24,137	1,604
Proceeds from shares issued to holders in reinvestment of dividends	2,857,824	1,355,174	375,413	264,030
Cost of shares redeemed	(48,713,578)	(24,605,463)	(9,068,243)	(15,798,617)
Net increase (decrease) in net assets resulting from capital share transactions	746,882	(701,548)	17,524,537	(10,366,888)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	876,102	155,760	501,806	641,746
Redemption fees	953	275	2,143	165
Proceeds from shares issued to holders in reinvestment of dividends	37,549	18,197	18,689	29,860
Cost of shares redeemed	(1,180,960)	(656,118)	(166,019)	(283,684)
Net increase (decrease) in net assets resulting from capital share transactions	(266,356)	(481,886)	356,619	388,087
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	1,262,584	489,700	241,729	63,890
Redemption fees	890	155	5,954	620
Proceeds from shares issued to holders in reinvestment of dividends	43,306	15,552	21,486	80,873
Cost of shares redeemed	(759,591)	(208,805)	(1,226,667)	(2,349,373)
Net increase (decrease) in net assets resulting from capital share transactions	547,189	296,602	(957,498)	(2,203,990)
Total increase (decrease) in net assets:	141,327,734	42,078,512	31,691,745	(10,541,449)

The accompanying notes are an integral part of these financial statements.

11

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Internet Fund		The Global Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
NET ASSETS:
Beginning of period	190,023,511	147,944,999	17,923,990	28,465,439
End of period	$331,351,245	$190,023,511	$49,615,735	$17,923,990
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	552,482	469,358	1,885,199	613,349
Shares issued in reinvestments of dividends and distributions	27,757	22,973	23,390	27,939
Shares redeemed	(593,838)	(495,814)	(671,518)	(1,827,851)
Net increase (decrease) in shares outstanding	(13,599)	(3,483)	1,237,071	(1,186,563)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	11,392	3,354	40,860	76,187
Shares issued in reinvestments of dividends and distributions	405	341	1,173	3,183
Shares redeemed	(13,362)	(15,340)	(11,950)	(34,476)
Net increase (decrease) in shares outstanding	(1,565)	(11,645)	30,083	44,894
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	22,017	12,578	21,188	7,613
Shares issued in reinvestments of dividends and distributions	574	356	1,463	9,350
Shares redeemed	(12,406)	(5,881)	(105,233)	(299,977)
Net increase (decrease) in shares outstanding	10,185	7,053	(82,582)	(283,014)

The accompanying notes are an integral part of these financial statements.

12

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$(405,751)	$(4,563,069)	$2,269,328	$810,391
Net realized gain on sale of investments and foreign currency	63,393,324	44,517,267	12,283,641	25,853,591
Net change in unrealized appreciation (depreciation) of investments and foreign currency	564,567,500	(222,967,205)	157,237,452	(96,790,127)
Net increase (decrease) in net assets resulting from operations	627,555,073	(183,013,007)	171,790,421	(70,126,145)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(17,505,444)	(18,426,906)	(11,698,430)	(13,093,946)
Advisor Class A (See Note 5)	(7,561,107)	(8,220,489)	(834,147)	(996,007)
Advisor Class C (See Note 5)	(2,991,483)	(3,589,123)	(411,553)	(517,585)
Institutional Class (See Note 5)	(9,634,516)	(11,939,043)	(3,243,686)	(4,154,384)
Total distributions to shareholders	(37,692,550)	(42,175,561)	(16,187,816)	(18,761,922)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	146,481,009	34,835,326	86,914,477	50,835,416
Redemption fees	176,250	22,525	105,506	42,028
Proceeds from shares issued to holders in reinvestment of dividends	16,903,620	16,215,633	11,358,942	12,713,540
Cost of shares redeemed	(163,192,540)	(124,544,750)	(78,238,146)	(122,340,004)
Net increase (decrease) in net assets resulting from capital share transactions	368,339	(73,471,266)	20,140,779	(58,749,020)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	16,263,157	10,075,104	1,486,866	1,947,225
Redemption fees	74,617	8,755	7,951	3,090
Proceeds from shares issued to holders in reinvestment of dividends	6,507,268	7,086,025	766,852	924,495
Cost of shares redeemed	(30,338,385)	(20,919,604)	(3,248,446)	(6,353,628)
Net decrease in net assets resulting from capital share transactions	(7,493,343)	(3,749,720)	(986,777)	(3,478,818)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	3,033,051	820,174	684,542	461,432
Redemption fees	25,939	3,733	4,002	1,628
Proceeds from shares issued to holders in reinvestment of dividends	2,648,384	3,308,818	391,218	494,780
Cost of shares redeemed	(12,993,781)	(12,483,355)	(1,667,589)	(2,343,328)
Net decrease in net assets resulting from capital share transactions	(7,286,407)	(8,350,630)	(587,827)	(1,385,488)

The accompanying notes are an integral part of these financial statements.

13

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	32,839,071	17,506,065	26,568,127	25,651,547
Redemption fees	93,986	13,553	27,723	13,010
Proceeds from shares issued to holders in reinvestment of dividends	9,227,333	11,504,845	3,158,502	4,081,341
Cost of shares redeemed	(105,011,272)	(34,482,229)	(22,966,384)	(51,989,074)
Net increase (decrease) in net assets resulting from capital share transactions	(62,850,882)	(5,457,766)	6,787,968	(22,243,176)
Total increase (decrease) in net assets:	512,600,230	(316,217,950)	180,956,748	(174,744,569)
NET ASSETS:
Beginning of period	761,604,507	1,077,822,457	284,464,719	459,209,288
End of period	$1,274,204,737	$761,604,507	$465,421,467	$284,464,719
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,085,072	434,064	512,083	437,326
Shares issued in reinvestments of dividends and distributions	125,949	219,278	66,802	120,736
Shares redeemed	(1,297,185)	(1,595,065)	(560,275)	(1,102,436)
Net increase (decrease) in shares outstanding	(86,164)	(941,723)	18,610	(544,374)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	173,507	135,767	11,066	18,033
Shares issued in reinvestments of dividends and distributions	51,105	100,668	4,710	9,152
Shares redeemed	(284,223)	(287,548)	(22,575)	(61,176)
Net decrease in shares outstanding	(59,611)	(51,113)	(6,799)	(33,991)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	25,145	11,467	4,473	4,345
Shares issued in reinvestments of dividends and distributions	23,421	52,471	2,568	5,216
Shares redeemed	(171,592)	(188,372)	(14,297)	(23,721)
Net decrease in shares outstanding	(123,026)	(124,434)	(7,256)	(14,160)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	266,348	222,256	167,661	226,213
Shares issued in reinvestments of dividends and distributions	67,788	153,562	18,114	37,850
Shares redeemed	(963,052)	(447,341)	(176,421)	(464,148)
Net increase (decrease) in shares outstanding	(628,916)	(71,523)	9,354	(200,085)

The accompanying notes are an integral part of these financial statements.

14

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$823,814	$1,082,839	$848,795	$664,441
Net realized gain (loss) on sale of investments and foreign currency	1,152,184	(726,318)	212	(1,798,834)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	99,556,362	(10,472,164)	33,159	1,781,637
Net increase (decrease) in net assets resulting from operations	101,532,360	(10,115,643)	882,166	647,244
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(1,298,731)	(797,934)	(831,330)	(670,836)
Advisor Class A (See Note 5)	(123,250)	(63,485)	N/A	N/A
Advisor Class C (See Note 5)	(38,806)	(11,691)	N/A	N/A
Institutional Class (See Note 5)	(263,024)	(205,505)	N/A	N/A
Total distributions to shareholders	(1,723,811)	(1,078,615)	(831,330)	(670,836)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	46,031,959	18,354,213	3,467,955	748,769
Redemption fees	53,472	3,406	—	136
Proceeds from shares issued to holders in reinvestment of dividends	1,293,531	794,718	359,382	363,091
Cost of shares redeemed	(48,192,222)	(15,662,286)	(2,593,080)	(5,292,588)
Net increase (decrease) in net assets resulting from capital share transactions	(813,260)	3,490,051	1,234,257	(4,180,592)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	3,213,198	1,602,408	N/A	N/A
Redemption fees	6,056	311	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	111,117	56,701	N/A	N/A
Cost of shares redeemed	(1,724,261)	(1,354,213)	N/A	N/A
Net increase in net assets resulting from capital share transactions	1,606,110	305,207	N/A	N/A
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	155,821	235,261	N/A	N/A
Redemption fees	5,095	416	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	29,634	8,965	N/A	N/A
Cost of shares redeemed	(2,239,709)	(1,900,355)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(2,049,159)	(1,655,713)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

15

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	7,572,863	2,098,017	N/A	N/A
Redemption fees	9,672	723	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	243,680	172,816	N/A	N/A
Cost of shares redeemed	(14,184,723)	(2,197,198)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(6,358,508)	74,358	N/A	N/A
Total increase (decrease) in net assets:	92,193,732	(8,980,355)	1,285,093	(4,204,184)
NET ASSETS:
Beginning of period	131,190,679	140,171,034	12,120,896	16,325,080
End of period	$223,384,411	$131,190,679	$13,405,989	$12,120,896
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	658,930	461,402	344,908	75,446
Shares issued in reinvestments of dividends and distributions	16,869	18,918	36,149	36,771
Shares redeemed	(767,370)	(390,959)	(259,566)	(532,766)
Net increase (decrease) in shares outstanding	(91,571)	89,361	121,491	(420,549)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	55,945	38,915	N/A	N/A
Shares issued in reinvestments of dividends and distributions	1,476	1,373	N/A	N/A
Shares redeemed	(31,353)	(34,303)	N/A	N/A
Net increase in shares outstanding	26,068	5,985	N/A	N/A
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	2,738	6,010	N/A	N/A
Shares issued in reinvestments of dividends and distributions	415	229	N/A	N/A
Shares redeemed	(44,310)	(50,121)	N/A	N/A
Net increase (decrease) in shares outstanding	(41,157)	(43,882)	N/A	N/A
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	121,491	51,749	N/A	N/A
Shares issued in reinvestments of dividends and distributions	3,125	4,048	N/A	N/A
Shares redeemed	(229,314)	(52,636)	N/A	N/A
Net increase (decrease) in shares outstanding	(104,698)	3,161	N/A	N/A

The accompanying notes are an integral part of these financial statements.

16

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$343,562	$66,127
Net realized gain on sale of investments and foreign currency	1,640,709	840,254
Net change in unrealized appreciation (depreciation) of investments and foreign currency	15,192,766	(7,529,872)
Net increase (decrease) in net assets resulting from operations	17,177,037	(6,623,491)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(9,975)	(2,351)
Advisor Class A (See Note 5)	(478,493)	(502,430)
Advisor Class C (See Note 5)	(11,130)	(28,807)
Institutional Class (See Note 5)	(1,210,270)	(1,496,121)
Total distributions to shareholders	(1,709,868)	(2,029,709)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	198,304	16,543
Redemption fees	11	20
Proceeds from shares issued to holders in reinvestment of dividends	9,848	2,350
Cost of shares redeemed	(17,500)	(98,343)
Net increase (decrease) in net assets resulting from capital share transactions	190,663	(79,430)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	3,241,621	666,170
Redemption fees	2,717	1,352
Proceeds from shares issued to holders in reinvestment of dividends	476,428	501,499
Cost of shares redeemed	(2,497,363)	(3,661,523)
Net increase (decrease) in net assets resulting from capital share transactions	1,223,403	(2,492,502)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	159,120	30
Redemption fees	119	100
Proceeds from shares issued to holders in reinvestment of dividends	11,130	24,509
Cost of shares redeemed	(431,340)	(383,518)
Net decrease in net assets resulting from capital share transactions	(260,971)	(358,879)
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	2,184,900	766,829
Redemption fees	7,835	3,496
Proceeds from shares issued to holders in reinvestment of dividends	1,201,335	1,189,746
Cost of shares redeemed	(5,859,392)	(2,995,966)
Net decrease in net assets resulting from capital share transactions	(2,465,322)	(1,035,895)
Total increase (decrease) in net assets:	14,154,942	(12,619,906)

The accompanying notes are an integral part of these financial statements.

17

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Kinetics Spin-Off and Corporate Restructuring Fund (Consolidated)
	For the Year Ended December 31,
	2024	2023
NET ASSETS:
Beginning of period	22,477,431	35,097,337
End of period	$ 36,632,373	$22,477,431
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	5,472	807
Shares issued in reinvestments of dividends and distributions	289	119
Shares redeemed	(684)	(5,100)
Net increase (decrease) in shares outstanding	5,077	(4,174)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	88,676	30,875
Shares issued in reinvestments of dividends and distributions	14,796	26,905
Shares redeemed	(83,319)	(170,293)
Net increase (decrease) in shares outstanding	20,153	(112,513)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	5,965	2
Shares issued in reinvestments of dividends and distributions	385	1,455
Shares redeemed	(15,282)	(19,975)
Net decrease in shares outstanding	(8,932)	(18,518)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	79,065	34,136
Shares issued in reinvestments of dividends and distributions	37,044	63,352
Shares redeemed	(211,895)	(143,469)
Net decrease in shares outstanding	(95,786)	(45,981)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

18

THE INTERNET FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$58.64	$45.53	$60.64	$53.01	$33.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.10)	0.40	(0.30)	(0.83)	(0.29)
Net realized and unrealized gain (loss) on investments	44.91	13.14	(14.44)	8.93	19.41
Total from investment operations	44.81	13.54	(14.74)	8.10	19.12
Redemption fees	0.02	0.01	0.01	0.05	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.21)	—	—	—	—
From net realized gains	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of year	$102.51	$58.64	$45.53	$60.64	$53.01
Total return	76.44%	29.76%	(24.28)%	15.35%	56.42%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$323,380	$185,790	$144,397	$226,228	$169,374
Ratio of operating expenses to average net assets:(4)	1.71%	1.75%	1.77%	1.71%	1.82%
Ratio of net investment income (loss) to average net assets:	(0.12)%	0.83%	(0.60)%	(1.29)%	(0.80)%
Portfolio turnover rate(5)	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

19

THE INTERNET FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$53.03	$41.31	$55.20	$48.42	$31.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.27)	0.26	(0.39)	(0.91)	(0.35)
Net realized and unrealized gain (loss) on investments	40.56	11.89	(13.13)	8.17	17.74
Total from investment operations	40.29	12.15	(13.52)	7.26	17.39
Redemption fees	0.02	0.01	0.01	0.04	0.00(6)
LESS DISTRIBUTIONS:
From net investment income	(0.21)	—	—	—	—
From net realized gains	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of year	$92.38	$53.03	$41.31	$55.20	$48.42
Total return	76.00%	29.43%	(24.47)%	15.06%	56.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,927	$2,337	$2,302	$5,620	$2,864
Ratio of operating expenses to average net assets:(4)	1.96%	2.00%	2.02%	1.96%	2.07%
Ratio of net investment income (loss) to average net assets:	(0.37)%	0.58%	(0.85)%	(1.54)%	(1.05)%
Portfolio turnover rate(5)	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

20

THE INTERNET FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$43.45	$34.07	$45.86	$40.49	$26.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.53)	0.03	(0.51)	(1.00)	(0.43)
Net realized and unrealized gain (loss) on investments	33.15	9.79	(10.90)	6.85	14.84
Total from investment operations	32.62	9.82	(11.41)	5.85	14.41
Redemption fees	0.02	0.00(5)	0.00(5)	0.04	0.00(5)
LESS DISTRIBUTIONS:
From net investment income	(0.21)	—	—	—	—
From net realized gains	(0.75)	(0.44)	(0.38)	(0.52)	—
Total distributions	(0.96)	(0.44)	(0.38)	(0.52)	—
Net asset value, end of year	$75.13	$43.45	$34.07	$45.86	$40.49
Total return	75.11%	28.82%	(24.87)%	14.52%	55.25%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$4,044	$1,896	$1,247	$1,893	$1,560
Ratio of operating expenses to average net assets:(3)	2.46%	2.50%	2.52%	2.46%	2.57%
Ratio of net investment income (loss) to average net assets:	(0.87)%	0.08%	(1.35)%	(2.04)%	(1.55)%
Portfolio turnover rate(4)	43%	19%	19%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

21

THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$9.39	$8.60	$9.33	$8.30	$6.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.10	0.15	0.02	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	6.67	0.87	(0.62)	1.43	1.69
Total from investment operations	6.77	1.02	(0.60)	1.34	1.66
Redemption fees	0.01	0.00(3)	0.00(3)	0.01	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.23)	—	(0.29)	—
From net realized gains	—	—	(0.13)	(0.03)	—
Total distributions	(0.16)	(0.23)	(0.13)	(0.32)	—
Net asset value, end of year	$16.01	$9.39	$8.60	$9.33	$8.30
Total return	72.16%	11.89%	(6.46)%	16.32%	25.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$40,018	$11,857	$21,052	$19,128	$13,904
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04%	2.13%	2.07%	2.08%	2.45%
After expense reimbursement(4)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.78%	1.81%	0.25%	(0.90)%	(0.46)%
Portfolio turnover rate(5)	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

22

THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$9.33	$8.55	$9.31	$8.23	$6.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07	0.13	0.00	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	6.61	0.88	(0.63)	1.44	1.68
Total from investment operations	6.68	1.01	(0.63)	1.33	1.63
Redemption fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.23)	—	(0.22)	—
From net realized gains	—	—	(0.13)	(0.03)	—
Total distributions	(0.12)	(0.23)	(0.13)	(0.25)	—
Net asset value, end of year	$ 15.90	$9.33	$8.55	$9.31	$8.23
Total return	71.69%	11.82%	(6.79)%	16.16%	24.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$2,753	$1,335	$840	$595	$574
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.29%	2.38%	2.32%	2.33%	2.70%
After expense reimbursement(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.52%	1.56%	0%	(1.15)%	(0.71)%
Portfolio turnover rate(6)	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

23

THE GLOBAL FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$8.60	$7.89	$8.64	$7.67	$6.18
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	—	0.08	(0.04)	(0.15)	(0.07)
Net realized and unrealized gain (loss) on investments	6.09	0.80	(0.58)	1.33	1.56
Total from investment operations	6.09	0.88	(0.62)	1.18	1.49
Redemption fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.17)	—	(0.18)	—
From net realized gains	—	—	(0.13)	(0.03)	—
Total distributions	(0.05)	(0.17)	(0.13)	(0.21)	—
Net asset value, end of year	$ 14.65	$8.60	$7.89	$8.64	$7.67
Total return	70.97%	11.18%	(7.21)%	15.44%	24.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$6,844	$4,732	$6,574	$7,439	$5,982
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.79%	2.88%	2.82%	2.83%	3.20%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	0.03%	1.06%	(0.50)%	(1.65)%	(1.21)%
Portfolio turnover rate(5)	34%	16%	57%	7%	8%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

24

THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$73.13	$92.91	$73.37	$53.99	$53.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01	(0.39)	(0.13)	(0.67)	0.19
Net realized and unrealized gain (loss) on investments	64.65	(15.26)	21.52	21.26	1.59
Total from investment operations	64.66	(15.65)	21.39	20.59	1.78
Redemption fees	0.04	0.00(3)	0.01	0.01	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.09)	—	(0.01)	—	(0.18)
From net realized gains	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	(3.95)	(4.13)	(1.86)	(1.22)	(1.17)
Net asset value, end of year	$133.88	$73.13	$92.91	$73.37	$53.99
Total return	88.47%	(16.89)%	29.17%	38.15%	3.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$607,750	$338,263	$517,268	$368,383	$274,876
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66%	1.68%	1.67%	1.68%	1.72%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.01%	(0.51)%	(0.16)%	(0.88)%	0.42%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

25

THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$69.61	$88.90	$70.44	$51.99	$51.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.24)	(0.56)	(0.31)	(0.83)	0.07
Net realized and unrealized gain (loss) on investments	61.46	(14.60)	20.62	20.49	1.51
Total from investment operations	61.22	(15.16)	20.31	19.66	1.58
Redemption fees	0.04	0.00(3)	0.00(3)	0.01	0.00 (3)
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.07)
From net realized gains	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	(3.86)	(4.13)	(1.85)	(1.22)	(1.06)
Net asset value, end of year	$127.01	$69.61	$88.90	$70.44	$51.99
Total return	88.00%	(17.10)%	28.86%	37.81%	3.05%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$254,589	$143,676	$188,033	$155,850	$94,179
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91%	1.93%	1.92%	1.93%	1.97%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.24)%	(0.76)%	(0.41)%	(1.13)%	0.17%
Portfolio turnover rate(6)	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

26

THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$62.36	$80.56	$64.28	$47.77	$47.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.64)	(0.83)	(0.63)	(1.08)	(0.14)
Net realized and unrealized gain (loss) on investments	54.91	(13.24)	18.76	18.80	1.36
Total from investment operations	54.27	(14.07)	18.13	17.72	1.22
Redemption fees	0.03	0.00(3)	0.00(3)	0.01	0.00(3)
LESS DISTRIBUTIONS:
From net realized gains	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Net asset value, end of year	$112.80	$62.36	$80.56	$64.28	$47.77
Total return	87.06%	(17.52)%	28.22%	37.11%	2.56%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$89,897	$57,370	$84,135	$71,947	$84,597
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.41%	2.43%	2.42%	2.43%	2.47%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(0.74)%	(1.26)%	(0.91)%	(1.63)%	(0.33)%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

27

THE PARADIGM FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$74.10	$93.89	$74.09	$54.51	$53.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.22	(0.24)	0.03	(0.52)	0.28
Net realized and unrealized gain (loss) on investments	65.57	(15.42)	21.77	21.47	1.64
Total from investment operations	65.79	(15.66)	21.80	20.95	1.92
Redemption fees	0.04	0.00(3)	0.00 (3)	0.01	0.00
LESS DISTRIBUTIONS:
From net investment income	(0.29)	—	(0.15)	(0.16)	(0.29)
From net realized gains	(3.86)	(4.13)	(1.85)	(1.22)	(0.99)
Total distributions	(4.15)	(4.13)	(2.00)	(1.38)	(1.28)
Net asset value, end of year	$135.78	$74.10	$93.89	$74.09	$54.51
Total return	88.83%	(16.73)%	29.43%	38.44%	3.55%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$321,969	$222,295	$288,387	$229,996	$184,693
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.61%	1.63%	1.62%	1.63%	1.67%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.21%	(0.31)%	0.04%	(0.68)%	0.62%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

28

THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$104.27	$130.35	$98.78	$66.81	$65.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.90	0.25	0.07	(0.91)	0.43
Net realized and unrealized gain (loss) on investments	70.50	(19.35)	31.47	34.48	1.07
Total from investment operations	71.40	(19.10)	31.54	33.57	1.50
Redemption fees	0.06	0.02	0.03	0.05	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(2.94)	(1.30)	—	(1.65)	—
From net realized gains	(3.13)	(5.70)	—	—	—
Total distributions	(6.07)	(7.00)	—	(1.65)	—
Net asset value, end of year	$169.66	$104.27	$130.35	$98.78	$66.81
Total return	68.52%	(14.69)%	31.96%	50.33%	2.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$336,526	$204,889	$327,093	$195,631	$126,350
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.69%	1.72%	1.69%	1.70%	1.78%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.65%	0.22%	0.07%	(0.93)%	0.78%
Portfolio turnover rate(5)	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

29

THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 100.03	$125.37	$95.24	$64.41	$63.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.53	(0.03)	(0.20)	(1.12)	0.28
Net realized and unrealized gain (loss) on investments	67.55	(18.61)	30.30	33.24	1.01
Total from investment operations	68.08	(18.64)	30.10	32.12	1.29
Redemption fees	0.05	0.02	0.03	0.05	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(2.58)	(1.02)	—	(1.34)	—
From net realized gains	(3.13)	(5.70)	—	—	—
Total distributions	(5.71)	(6.72)	—	(1.34)	—
Net asset value, end of year	$ 162.45	$100.03	$125.37	$95.24	$64.41
Total return	68.10%	(14.91)%	31.64%	49.94%	2.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$24,368	$15,685	$23,920	$14,755	$8,172
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.94%	1.97%	1.94%	1.95%	2.03%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	0.40%	(0.03)%	(0.18)%	(1.18)%	0.53%
Portfolio turnover rate(6)	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

30

THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$93.93	$118.14	$90.20	$60.85	$59.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.12)	(0.53)	(0.69)	(1.49)	0.02
Net realized and unrealized gain (loss) on investments	63.25	(17.53)	28.60	31.38	0.90
Total from investment operations	63.13	(18.06)	27.91	29.89	0.92
Redemption fees	0.05	0.02	0.03	0.05	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(2.01)	(0.47)	—	(0.59)	—
From net realized gains	(3.13)	(5.70)	—	—	—
Total distributions	(5.14)	(6.17)	—	(0.59)	—
Net asset value, end of year	$151.97	$93.93	$118.14	$90.20	$60.85
Total return	67.25%	(15.32)%	30.98%	49.20%	1.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$12,482	$8,396	$12,234	$9,219	$8,684
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.44%	2.46%	2.44%	2.45%	2.53%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(0.10)%	(0.53)%	(0.68)%	(1.68)%	0.03%
Portfolio turnover rate(5)	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

31

THE SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 106.78	$133.32	$100.83	$68.25	$66.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	1.21	0.48	0.31	(0.73)	0.55
Net realized and unrealized gain (loss) on investments	72.26	(19.78)	32.14	35.22	1.12
Total from investment operations	73.47	(19.30)	32.45	34.49	1.67
Redemption fees	0.06	0.02	0.04	0.06	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(3.20)	(1.56)	—	(1.97)	—
From net realized gains	(3.13)	(5.70)	—	—	—
Total distributions	(6.33)	(7.26)	—	(1.97)	—
Net asset value, end of year	$ 173.98	$106.78	$133.32	$100.83	$68.25
Total return	68.85%	(14.52)%	32.22%	50.62%	2.51%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$92,045	$55,494	$95,963	$49,484	$35,118
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.64%	1.67%	1.64%	1.65%	1.73%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.85%	0.42%	0.27%	(0.73)%	0.98%
Portfolio turnover rate(5)	6%	2%	6%	3%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

32

THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$41.85	$45.55	$40.16	$31.85	$26.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.31	0.36	0.07	(0.33)	0.10
Net realized and unrealized gain (loss) on investments	34.85	(3.70)	5.94	9.25	5.12
Total from investment operations	35.16	(3.34)	6.01	8.92	5.22
Redemption fees	0.03	0.00(3)	0.00(3)	0.02	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.53)	(0.36)	(0.02)	(0.59)	(0.08)
From net realized gains	(0.09)	—	(0.60)	(0.04)	—
Total distributions	(0.62)	(0.36)	(0.62)	(0.63)	(0.08)
Net asset value, end of year	$76.42	$41.85	$45.55	$40.16	$31.85
Total return	84.08%	(7.33)%	14.98%	28.04%	19.55%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$161,183	$92,117	$96,190	$86,943	$66,570
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72%	1.76%	1.76%	1.75%	1.85%
After expense reimbursement(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:	0.53%	0.90%	0.18%	(0.79)%	0.40%
Portfolio turnover rate(5)	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

33

THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$41.14	$44.81	$39.54	$31.36	$26.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.16	0.26	(0.03)	(0.43)	0.04
Net realized and unrealized gain (loss) on investments	34.20	(3.65)	5.83	9.10	5.04
Total from investment operations	34.36	(3.39)	5.80	8.67	5.08
Redemption fees	0.03	0.00(3)	0.00(3)	0.02	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.40)	(0.28)	—	(0.47)	(0.01)
From net realized gains	(0.09)	—	(0.53)	(0.04)	—
Total distributions	(0.49)	(0.28)	(0.53)	(0.51)	(0.01)
Net asset value, end of year	$75.04	$41.14	$44.81	$39.54	$31.36
Total return	83.60%	(7.56)%	14.69%	27.70%	19.31%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$18,806	$9,238	$9,794	$8,786	$6,442
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97%	2.01%	2.01%	2.00%	2.10%
After expense reimbursement(5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:	0.28%	0.65%	(0.07)%	(1.04)%	0.15%
Portfolio turnover rate(6)	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

34

THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$39.06	$42.51	$37.72	$29.79	$25.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.12)	0.06	(0.22)	(0.60)	(0.08)
Net realized and unrealized gain (loss) on investments	32.38	(3.46)	5.54	8.65	4.77
Total from investment operations	32.26	(3.40)	5.32	8.05	4.69
Redemption fees	0.02	0.00(5)	0.00(5)	0.02	0.00(5)
LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.05)	—	(0.10)	—
From net realized gains	(0.09)	—	(0.53)	(0.04)	—
Total distributions	(0.18)	(0.05)	(0.53)	(0.14)	—
Net asset value, end of year	$71.16	$39.06	$42.51	$37.72	$29.79
Total return	82.65%	(8.01)%	14.12%	27.06%	18.69%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$15,057	$9,871	$12,610	$11,087	$9,392
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.47%	2.51%	2.51%	2.50%	2.60%
After expense reimbursement(3)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:	(0.22)%	0.15%	(0.57)%	(1.54)%	(0.35)%
Portfolio turnover rate(4)	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

35

THE MARKET OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$42.54	$46.29	$40.79	$32.34	$27.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.42	0.45	0.16	(0.25)	0.15
Net realized and unrealized gain (loss) on investments	35.46	(3.76)	6.04	9.39	5.22
Total from investment operations	35.88	(3.31)	6.20	9.14	5.37
Redemption fees	0.02	0.00(3)	0.00(3)	0.02	—
LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.44)	(0.03)	(0.67)	(0.14)
From net realized gains	(0.09)	—	(0.67)	(0.04)	—
Total distributions	(0.72)	(0.44)	(0.70)	(0.71)	(0.14)
Net asset value, end of year	$77.72	$42.54	$46.29	$40.79	$32.34
Total return	84.40%	(7.14)%	15.21%	28.31%	19.79%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$28,338	$19,964	$21,577	$22,655	$14,260
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%	1.71%	1.71%	1.70%	1.80%
After expense reimbursement(3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.73%	1.10%	0.38%	(0.59)%	0.60%
Portfolio turnover rate(4)	7%	5%	13%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

36

THE MULTI-DISCIPLINARY INCOME FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$9.92	$9.94	$10.40	$10.45	$10.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.65	0.49	0.21	0.18	0.33
Net realized and unrealized gain (loss) on investments	0.03	0.01	(0.45)	(0.07)	(0.50)
Total from investment operations	0.68	0.50	(0.24)	0.11	(0.17)
Redemption fees	0.00	0.00(3)	0.00(3)	0.01	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.62)	(0.52)	(0.22)	(0.17)	(0.33)
Total distributions	(0.62)	(0.52)	(0.22)	(0.17)	(0.33)
Net asset value, end of year	$9.98	$9.92	$9.94	$10.40	$10.45
Total return	7.05%	5.15%	(2.30)%	1.18%	(1.38)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$13,406	$12,121	$16,325	$3,202	$3,698
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.17%	1.64%	2.30%	2.10%	2.13%
After expense reimbursement(4)	0.76%	1.03% (6)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:	6.52%	4.94%	2.06%	1.72%	3.14%
Portfolio turnover rate(5)	37%	37%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.
The accompanying notes are an integral part of these financial statements.

37

THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
No Load Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 19.46	$26.33	$19.20	$13.45	$12.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.32	0.03	0.08	(0.11)	0.10
Net realized and unrealized gain (loss) on investments	15.73	(5.17)	7.49	5.88	0.60
Total from investment operations	16.05	(5.14)	7.57	5.77	0.70
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	—
LESS DISTRIBUTIONS:
From net investment income	(0.40)	(0.03)	—	(0.02)	(0.08)
From net realized gains	(1.20)	(1.71)	(0.44)	—	—
Total distributions	(1.60)	(1.74)	(0.44)	(0.02)	(0.08)
Net asset value, end of year	$33.92	$19.46	$26.33	$19.20	$13.45
Total return	82.47%	(19.59)%	39.43%	42.90%	5.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$222	$29	$149	$125	$18
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.77%	1.83%	1.79%	1.84%	2.17%
After expense reimbursement(4)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	1.06%	0.15%	0.36%	(0.57)%	0.92%
Portfolio turnover rate	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

38

THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
Advisor Class A

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$18.42	$25.05	$18.28	$12.82	$12.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.26	0.02	0.06	(0.12)	0.09
Net realized and unrealized gain (loss) on investments	14.91	(4.91)	7.15	5.60	0.55
Total from investment operations	15.17	(4.89)	7.21	5.48	0.64
Redemption fees	0.01	0.00(3)	0.00(3)	0.00(3)	—
LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.03)	—	(0.02)	(0.07)
From net realized gains	(1.20)	(1.71)	(0.44)	—	—
Total distributions	(1.50)	(1.74)	(0.44)	(0.02)	(0.07)
Net asset value, end of year	$32.10	$18.42	$25.05	$18.28	$12.82
Total return	82.36%	(19.63)%	39.45%	42.75%	5.21%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$10,684	$5,758	$10,649	$5,869	$2,521
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.02%	2.08%	2.04%	2.09%	2.41%
After expense reimbursement(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	1.00%	0.09%	0.30%	(0.62)%	0.87%
Portfolio turnover rate	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

39

THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
Advisor Class C

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 16.64	$23.01	$16.95	$11.98	$11.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.06	(0.13)	(0.08)	(0.23)	0.01
Net realized and unrealized gain (loss) on investments	13.42	(4.50)	6.58	5.23	0.50
Total from investment operations	13.48	(4.63)	6.50	5.00	0.51
Redemption fees	0.01	0.00(4)	0.00(4)	0.00(4)	—
LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.03)	—	(0.03)	(0.00)(6)
From net realized gains	(1.20)	(1.71)	(0.44)	—	—
Total distributions	(1.27)	(1.74)	(0.44)	(0.03)	(0.00)(6)
Net asset value, end of year	$28.86	$16.64	$23.01	$16.95	$11.98
Total return	81.04%	(20.24)%	38.36%	41.73%	4.47%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$264	$301	$842	$940	$2,611
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.52%	2.58%	2.54%	2.59%	2.91%
After expense reimbursement(3)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:	0.25%	(0.66)%	(0.43)%	(1.37)%	0.12%
Portfolio turnover rate	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

40

THE SPIN-OFF FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:(1)
Net asset value, beginning of year	$18.56	$25.25	$18.40	$12.87	$12.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.32	0.07	0.12	(0.07)	0.12
Net realized and unrealized gain (loss) on investments	15.06	(4.95)	7.21	5.62	0.55
Total from investment operations	15.38	(4.88)	7.33	5.55	0.67
Redemption fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)
LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.10)	(0.04)	(0.02)	(0.12)
From net realized gains	(1.20)	(1.71)	(0.44)	—	—
Total distributions	(1.61)	(1.81)	(0.48)	(0.02)	(0.12)
Net asset value, end of year	$32.34	$18.56	$25.25	$18.40	$12.87
Total return	82.86%	(19.43)%	39.82%	43.12%	5.46%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$25,461	$16,389	$23,458	$17,377	$12,387
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72%	1.78%	1.74%	1.79%	2.11%
After expense reimbursement(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	1.25%	0.35%	0.56%	(0.37)%	1.12%
Portfolio turnover rate	6%	1%	4%	1%	0%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

41

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024
1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-Off Fund). The Spin-Off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-Off Fund was known as Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-Off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, The Internet Portfolio (“Internet Portfolio”), The Global Portfolio (“Global Portfolio”), The Paradigm Portfolio (“Paradigm Portfolio”), The Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), The Market Opportunities Portfolio (“Market Opportunities Portfolio”) and The Multi-Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-Off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-Off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-Off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2024, is as follows:

Interest in Master Portfolio
The Internet Fund	99.973%
The Global Fund	99.949%
The Paradigm Fund	95.718%
The Small Cap Opportunities Fund	99.954%
The Market Opportunities Fund	99.962%
The Multi-Disciplinary Income Fund	98.445%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of December 31, 2024, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of December 31, 2024, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months

42

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of December 31, 2024, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of December 31, 2024, the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-Off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-Off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report, and should be read in conjunction with the Feeder Funds’ financial statements.
2. Significant Accounting Policies
Security Valuation – Master Portfolios and Spin-Off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios’ and Spin-Off Fund’s Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii)

43

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2024, 0.92%, 0.20%, 0.00% and 0.54% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The Small Cap Opportunities Portfolio, The Multi-Disciplinary Income Portfolio and Spin-Off Fund Portfolio did not hold any fair valued securities at December 31, 2024.
Bitcoin – The Master Portfolios and Spin-Off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2024, 53.23%, 25.48%, 12.04%, 5.31%, 22.08% and 0.55% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Spin-Off Fund, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

44

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
Repurchase Agreements – Each Master Portfolio and the Spin-Off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-Off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-Off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-Off Fund may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios and Spin-Off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-Off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-Off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-Off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios and Spin-Off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-Off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-Off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-Off Fund’s Adviser under the oversight of the Board of Trustees/Directors. At December 31, 2024, market value and percentage of 144A securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2024, market value and percentage of illiquid securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios and Spin-Off Fund may purchase securities on a when- issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-Off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio and Spin-Off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1∕3% of the total assets of each Master Portfolio and Spin-Off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-Off Fund (excluding any collateral posted).Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-Off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

45

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-Off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware,” respectively, or “Subsidiaries” for both).The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”) to avoid earning non-qualified income by indirectly making commodities-related investments which would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes, and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through December 31, 2024.The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

46

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation (OTC: HKHC). Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2025. The Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least April 30, 2025. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2025; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet Fund	The Global Fund
No Load Class	1.75%	1.39%
Class A	2.00%	1.64%
Class C	2.50%	2.14%

	The Paradigm Fund	The Small Cap Opportunities Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
No Load Class	1.40%	0.74%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

The Spin-Off Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the Year ended December 31, 2024, the rate earned by the Adviser from the Master Portfolios and Spin-Off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$198,353

47

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$174,303	$164,624
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$404,262	$99,009

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
Annual Advisory Rate	1.25%	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$549,141	$52,698
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$37,551	N/A

The Spin-Off Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$109,746
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$31,628

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2025. For the Year ended December 31, 2024, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off Funds.

Shareholder Servicing Expenses for the period ended December 31, 2024
The Internet Fund	$651,656
The Global Fund	75,923
The Paradigm Fund	2,362,045
The Small Cap Opportunities Fund	833,891
The Market Opportunities Fund	411,745
The Multi-Disciplinary Income Fund	32,540
The Spin-off Fund	62,462

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the Year ended December 31, 2024, the Funds were allocated approximately $26,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”).One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the Year ended December 31, 2024, payments under the 12b-1 Plan for the Advisor

48

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended December 31, 2024
	Advisor Class A	Advisor Class C
The Internet Fund	$8,298	$22,996
The Global Fund	5,162	43,908
The Paradigm Fund	498,868	528,207
The Small Cap Opportunities Fund	49,898	75,365
The Market Opportunities Fund	33,326	91,614
The Spin-off Fund	19,380	2,285

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for the period ended December 31, 2024
The Internet Fund	$1,022
The Global Fund	407
The Paradigm Fund	31,517
The Small Cap Opportunities Fund	1,075
The Market Opportunities Fund	1,417
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	664

4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, each Fund recorded the following reclassifications to the accounts listed below:

	Increase/(Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
The Internet Fund	$(887,066)	$887,066
The Global Fund	$(12,179)	$12,179
The Paradigm Fund	$(7,339,539)	$7,339,539
The Small Cap Opportunities Fund	$(471,411)	$471,411
The Market Opportunities Fund	$(481,113)	$481,113
The Multi-Disciplinary Income Fund	$—	$—
The Spin-Off Fund	$(249,519)	$249,519

49

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
5. Income Taxes
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Small Cap Opportunities
Net Unrealized Appreciation	$ 232,573,044	$23,195,307	$1,112,925,602	$298,250,979
Undistributed Ordinary Income	93,433	171,360	—	—
Undistributed Long-Term Capital Gains	1,197,537	—	23,818,116	—
Total Distributable Earnings	$1,290,970	$171,360	$23,818,116	$—
Other Accumulated Loss	—	(61,733)	(1,542,497)	(1,605,542)
Total Accumulated Gain	$ 233,864,014	$23,304,934	$1,135,201,221	$296,645,437

	Market Opportunities	Multi- DisciplinaryIncome	Spin-Off Fund
Net Unrealized Appreciation	$ 170,705,757	$70,197	$30,375,317
Undistributed Ordinary Income	277,412	50,965	43,075
Undistributed Long-Term Capital Gains	37,923	—	170,922
Total Distributable Earnings	$315,335	$50,965	$213,997
Other Accumulated Loss	(67,482)	(5,464,093)	—
Total Accumulated Gain (Loss)	$ 170,953,610	$(5,342,931)	$30,589,314

At December 31, 2024, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2024.
At December 31, 2024, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	11,749	—	11,749
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	—	—	—
The Market Opportunities Fund	—	—	—
The Multi-Disciplinary Income Fund	13,004	5,451,089	5,464,093
The Spin-Off Fund	—	—	—

For the year ended December 31, 2024, the following Funds utilized capital losses.

Capital Losses Utilized
The Internet Fund	$—
The Global Fund	215,150
The Paradigm Fund	—
The Small Cap Opportunities Fund	—
The Market Opportunities Fund	494,017
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

50

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
At December 31, 2024, the following Funds deferred, on a tax basis, post- October losses:

Post-October Capital Loss Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	1,542,497
The Small Cap Opportunities Fund	1,605,542
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

The tax components of dividends paid during the Year ended December 31, 2023 and the year ended December 31, 2024, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$672,765	$2,413,529	$435,355	$ —
2023	$—	$1,427,746	$414,068	$ —

	The Paradigm Fund		The Small Cap Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$1,084,208	$36,608,342	$4,384,242	$11,803,574
2023	$—	$42,175,561	$3,518,981	$15,242,941

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$1,449,269	$274,542	$831,330	$—
2023	$1,078,615	$ —	$670,836	$ —

	The Spin-Off Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$406,111	$1,303,757
2023	$89,721	$1,939,988

Each Feeder Fund and the Spin-Off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-Off Fund related to net capital gain to zero for the tax year ended December 31, 2024.

51

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
6. Securities Transactions, Tax Cost and Significant Investments – The Spin-Off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the Year ended December 31, 2024, were as follows for the Spin-Off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$ —	$1,527,525	$ —	$2,480,682

As of December 31, 2024, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-Off Fund:

The Spin-Off Fund
Tax Cost of Investments	$4,925,951
Unrealized Appreciation	30,780,701
Unrealized Depreciation	(405,380)
Net Unrealized Appreciation	$30,375,321

Signiﬁcant Investments – The Spin-Off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At December 31, 2024, Spin-Off Fund invested approximately 85% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At December 31, 2024, the Spin-Off Fund holds 74.8% of its net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-Off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Spin-Off Fund given the concentration in this holding.
7. Summary of Fair Value Exposure – Spin-Off Fund
Various inputs are used in determining the value of the Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

52

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value The Spin-Off Fund’s net assets as of December 31, 2024:
The Kinetics Spin-Off and Corporate Restructuring Fund
The following is a summary of the inputs used to value The Kinetics Spin-Off and Corporate Restructuring Fund’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,979,498	$121,278	$ —	$35,100,776
Closed-End Funds	—	—	—	—
Unit Investment Trust	192,751	—	—	192,751
Exchange Traded Funds	7,745	—	—	7,745
Total Investments in Securities	$ 35,179,994	$121,278	$—	$35,301,272

As of December 31, 2024, there were no investments in Level 3 securities.
During the period ended December 31, 2024, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
8. Investment Adviser
The Spin-Off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreement, the Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-Off Fund’s average daily net assets. For the Year ended December 31, 2024, Spin-Off Fund incurred $292,017 in expenses pursuant to the Agreement.
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. Tax Information (Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	83.03%
The Global Fund	82.17%
The Paradigm Fund	100.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	100.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

53

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

The Internet Fund	83.35%
The Global Fund	34.59%
The Paradigm Fund	100.00%
The Small Cap Opportunities Fund	96.09%
The Market Opportunities Fund	97.80%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2024 was as follows:

The Internet Fund	16.97%
The Global Fund	17.83%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	98.42%
The Spin-Off Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2024 was as follows:

The Internet Fund	0.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2024 was as follows:

	Ordinary	Long- Term
The Internet Fund	21.80%	78.20%
The Global Fund	100.00%	0.00%
The Paradigm Fund	2.88%	97.12%
The Small Cap Opportunities Fund	27.08%	72.92%
The Market Opportunities Fund	84.07%	15.93%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-Off Fund	23.75%	76.25%

11. Recent Accounting Pronouncements
Segment Reporting (Topic 280)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each

54

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
December 31, 2024 (Continued)
reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-Off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-Off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828.Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

55

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of Kinetics Mutual Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Global Fund, The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Multi-Disciplinary Income Fund, and the Kinetics Spin-off and Corporate Restructuring Fund (the “Funds”), each a series of Kinetics Mutual Funds, Inc. (the “Trust”), including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. With respect to Kinetics Spin-off and Corporate Restructuring Fund, our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2025

56

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Internet Portfolio
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
UNIT INVESTMENT TRUSTS - 53.2%
Grayscale Bitcoin Mini Trust ETF(a)	428,419	$17,937,903
Grayscale Bitcoin Trust ETF(a)(b)(c)	2,142,099	158,558,168
		176,496,071
TOTAL UNIT INVESTMENT TRUSTS (Cost $6,613,988)		176,496,071
COMMON STOCKS - 33.9%
Administrative and Support Services - 0.0%(d)
CreditRiskMonitor.com, Inc.(a)	780	2,359
Aerospace and Defense - 4.9%
CACI International, Inc. - Class A(a)	40,000	16,162,400
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class A(a)	8,000	326,400
Atlanta Braves Holdings, Inc. - Class C(a)	8,000	306,080
		632,480
Data Processing, Hosting, and Related Services - 1.4%
Mastercard, Inc. - Class A	5,000	2,632,850
Verisk Analytics, Inc.	7,000	1,928,010
		4,560,860
Entertainment - 0.2%
IG Port, Inc.	32,000	490,540
Financial Services - 0.0%(d)
Hellenic Exchanges - Athens Stock Exchange SA	16,400	76,616
Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust(b)	37,900	1,065,369
Global Exchanges - 0.0%(d)
Japan Exchange Group, Inc. - ADR	6,200	69,068
Management of Companies and Enterprises - 0.7%
Galaxy Digital Holdings Ltd.(a)	140,000	2,433,893
Management, Scientific, and Technical Consulting Services - 0.0%(d)
Booz Allen Hamilton Holding Corp.	638	82,111
Media - 0.0%(d)
Toei Animation Co. Ltd.	7,000	157,266
Office Administrative Services - 0.3%
DigitalBridge Group, Inc.	80,400	906,912
Offices of Real Estate Agents and Brokers - 1.0%
Landbridge Co. LLC(a)	49,975	2,905,546

	Shares	Value
Landbridge Co. LLC - Class A	5,400	$348,840
		3,254,386
Oil and Gas Extraction - 21.1%
Permian Basin Royalty Trust	12,550	139,054
Texas Pacific Land Corp.	63,078	69,761,745
		69,900,799
Other Financial Investment Activities - 0.6%
Bakkt Holdings, Inc.(a)(b)	80,000	1,981,600
Other Motor Vehicle Dealers - 0.0%(d)
Copart, Inc.(a)	400	22,956
Performing Arts, Spectator Sports, and Related Industries - 0.1%
Madison Square Garden Entertainment Corp.(a)	4,000	142,400
Sphere Entertainment Co.(a)	4,000	161,280
		303,680
Securities and Commodities Exchanges - 1.2%
CME Group, Inc.	4,000	928,920
Miami International Holdings Inc.(a)(e)	268,000	2,913,160
Nasdaq, Inc.	2,100	162,351
		4,004,431
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
OTC Markets Group, Inc. - Class A	121,000	6,196,713
S&P Global, Inc.	113	56,277
		6,252,990
TOTAL COMMON STOCKS (Cost $49,268,192)		112,360,716
	Contracts
WARRANTS - 0.0%(d)
Securities and Commodities Exchanges - 0.0%(d)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	40,819	138,785
TOTAL WARRANTS (Cost $0)		138,785
TOTAL INVESTMENTS - 87.1% (Cost $55,882,180)		$288,995,572
Money Market Deposit Account - 13.8%(f)(g)		45,619,310
Liabilities in Excess of Other Assets - (0.9)%		(3,057,748)
TOTAL NET ASSETS - 100.0%		$331,557,134

The accompanying notes are an integral part of these financial statements.

57

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Internet Portfolio
Consolidated Portfolio of Investments - December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,102,245 which represented 0.9% of net assets.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,051,945 or 0.9% of net assets as of December 31, 2024.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $3,252,116 which represented 1.0% of net assets.
The accompanying notes are an integral part of these financial statements.

58

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
COMMON STOCKS - 46.8%
Accommodation - 0.2%
Civeo Corp.	5,400	$122,688
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	200	18,042
Aerospace and Defense - 0.1%
CACI International, Inc. - Class A(b)	100	40,406
Elbit Systems Ltd.	10	2,581
		42,987
Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(a)
Brookfield Wealth Solutions Ltd.	232	13,326
Asset Management - 0.5%
Investor AB(b)	9,200	243,391
Chemical Manufacturing - 0.0%(a)
Resonac Holdings Corp.	600	15,310
Diversified Real Estate Activities - 0.9%
PrairieSky Royalty Ltd.	24,200	471,895
Entertainment - 1.9%
IG Port, Inc.	60,000	919,762
Financial Services - 0.1%
Hellenic Exchanges - Athens Stock Exchange SA	7,200	33,636
Value Partners Group Ltd.(b)	10,000	1,970
		35,606
Funds, Trusts, and Other Financial Vehicles - 1.2%
Mesabi Trust	20,900	587,499
Global Exchanges - 0.8%
ASX Ltd.	800	32,225
B3 SA - Brasil Bolsa Balcao	30,000	50,406
Deutsche Boerse AG	600	138,224
Euronext NV(c)	1,120	125,644
Japan Exchange Group, Inc. - ADR	3,900	43,446
		389,945
Hospitality and Tourism - 0.4%
Carnival Corp.(b)	4,200	104,664
Norwegian Cruise Line Holdings Ltd.(b)	2,000	51,460
Royal Caribbean Cruises Ltd.	200	46,138
		202,262
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	5,559
Legal Services - 0.1%
CRA International, Inc.	220	41,184

	Shares	Value
Live Sports (Spectator Sports) - 0.2%
BIGLEAGUE(b)(d)	1,818	$99,990
Management of Companies and Enterprises - 7.0%
Associated Capital Group, Inc. - Class A	13,300	455,651
Fairfax India Holdings Corp.(b)(c)	8,400	134,434
Galaxy Digital Holdings Ltd.(b)	42,000	730,168
Hawaiian Electric Industries, Inc.(b)	12,024	116,994
White Mountains Insurance Group Ltd.	1,036	2,015,082
		3,452,329
Management, Scientific, and Technical Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	1,600	205,920
Media - 0.5%
AlphaPolis Co. Ltd.(b)	300	2,162
Nippon BS Broadcasting Corp.	2,000	11,237
Toei Animation Co. Ltd.	11,300	253,872
		267,271
Mining (except Oil and Gas) - 2.4%
Franco-Nevada Corp.	800	94,072
Sandstorm Gold Ltd.	90,000	502,200
Wheaton Precious Metals Corp.	10,800	607,392
		1,203,664
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(b)	40	6,794
Penske Automotive Group, Inc.	30	4,573
		11,367
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR	2,400	35,400
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	418	103,146
Office Administrative Services - 0.3%
DigitalBridge Group, Inc.	11,600	130,848
Offices of Real Estate Agents and Brokers - 4.0%
Landbridge Co. LLC - Class A	30,600	1,976,760
Oil and Gas Extraction - 20.1%
EQT Corp.	12	553
Permian Basin Royalty Trust	40,000	443,200
Texas Pacific Land Corp.	8,634	9,548,859
		9,992,612

The accompanying notes are an integral part of these financial statements.

59

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
Other Financial Investment Activities - 1.6%
Bakkt Holdings, Inc.(b)(e)	6,800	$168,436
GAMCO Investors, Inc. - Class A	26,010	628,922
		797,358
COMMON STOCKS - (Continued)
Other Investment Pools and Funds - 1.4%
Partners Value Investments LP(b)	2,193	244,099
Urbana Corp.	62,100	243,224
Urbana Corp. - Class A	46,100	185,369
		672,692
Real Estate - 0.3%
Tejon Ranch Co.(b)	9,200	146,280
Securities and Commodities Exchanges - 0.3%
Cboe Global Markets, Inc.	200	39,080
CME Group, Inc.	200	46,446
Intercontinental Exchange, Inc.	500	74,505
		160,031
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
Brookfield Asset Management Ltd.	400	21,676
Brookfield Corp.	4,000	229,800
		251,476
Support Activities for Mining - 0.1%
Aris Water Solutions, Inc. - Class A	1,000	23,950
Core Laboratories, Inc.	200	3,462
Liberty Energy, Inc.	200	3,978
		31,390
Support Activities for Water Transportation - 1.2%
Clarkson PLC	9,000	445,611
Siem Industries, Inc.(b)	5,500	125,950
		571,561
TOTAL COMMON STOCKS (Cost $12,159,494)		23,219,551
UNIT INVESTMENT TRUSTS - 25.5%
Grayscale Bitcoin Mini Trust ETF(b)	30,704	1,285,576
Grayscale Bitcoin Trust ETF(b)	153,520	11,363,550
Grayscale Ethereum Classic Trust(b)	24	259
		12,649,385
TOTAL UNIT INVESTMENT TRUSTS (Cost $319,845)		12,649,385
	Contracts
WARRANTS - 0.1%
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(b)	3,493	51,662
TOTAL WARRANTS (Cost $19,638)		51,662

	Shares	Value
PREFERRED STOCKS - 0.0%(a)
Financial Services - 0.0%(a)
Partners Value Investments LP Series 1*, 4.50%, Perpetual	515	$9,275
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030	2,193	1,645
TOTAL PREFERRED STOCKS (Cost $12,301)		10,920
	Par
CONVERTIBLE BONDS - 0.0%(a)
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019 (d)(f)	$41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0
TOTAL INVESTMENTS - 72.4% (Cost $12,552,358)		35,931,518
Money Market Deposit Account - 28.6%(g)(h)		14,203,971
Liabilities in Excess of Other Assets - (1.0)%		(494,534)
TOTAL NET ASSETS - 100.0%		$49,640,955

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $260,078 or 0.5% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $99,990 or 0.2% of net assets as of December 31, 2024.

(e)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $139,480 which represented 0.3% of net assets.
(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(h)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $149,222 which represented 0.3% of net assets.
The accompanying notes are an integral part of these financial statements.

60

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Paradigm Portfolio
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
COMMON STOCKS - 86.2%
Accommodation - 0.4%
Civeo Corp.	217,600	$4,943,872
Aerospace and Defense - 0.9%
CACI International, Inc. - Class A(a)	30,000	12,121,800
Beverage and Tobacco Product Manufacturing - 0.0%(b)
Crimson Wine Group Ltd.(a)	22,000	139,700
Broadcasting (except Internet) - 0.0%(b)
Atlanta Braves Holdings, Inc. - Class C(a)	4,842	185,255
Diversified Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,169,988
Entertainment - 0.0%(b)
IG Port, Inc.	20,400	312,719
Financial Services - 0.0%(b)
Hellenic Exchanges - Athens Stock Exchange SA	200	934
Food Services and Drinking Places - 0.4%
Wendy’s Co.	339,600	5,535,480
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust(c)	40,800	1,146,888
Hospitality and Tourism - 0.6%
Carnival Corp.(a)	215,000	5,357,800
Royal Caribbean Cruises Ltd.	10,200	2,353,038
		7,710,838
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	2,779
Insurance Carriers and Related Activities - 0.0%(b)
Markel Group, Inc.(a)	100	172,623
Legal Services - 0.0%(b)
CRA International, Inc.	124	23,213
Management of Companies and Enterprises - 0.8%
Associated Capital Group, Inc. - Class A	260,290	8,917,405
Fairfax India Holdings Corp.(a)(d)	400	6,402
Hawaiian Electric Industries, Inc.(a)	6,000	58,380
White Mountains Insurance Group Ltd.	702	1,365,432
		10,347,619

	Shares	Value
Management, Scientific, and Technical Consulting Services - 0.0%(b)
Booz Allen Hamilton Holding Corp.	800	$102,960
Media - 0.0%(b)
Toei Animation Co. Ltd.	15,400	345,985
Mining (except Oil and Gas) - 1.5%
Franco-Nevada Corp.	148,000	17,403,320
Wheaton Precious Metals Corp.	48,200	2,710,768
		20,114,088
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	30	5,095
Nonmetallic Mineral Product Manufacturing - 0.0%(b)
Eagle Materials, Inc.	572	141,147
Office Administrative Services - 0.0%(b)
DigitalBridge Group, Inc.	1,200	13,536
Offices of Real Estate Agents and Brokers - 4.4%
Landbridge Co. LLC(a)	3,332	193,722
Landbridge Co. LLC - Class A(c)	900,000	58,140,000
		58,333,722
Oil and Gas Extraction - 67.7%(f)
Texas Pacific Land Corp.(g)	815,210	901,589,652
Other Financial Investment Activities - 0.4%
GAMCO Investors, Inc. - Class A	7,400	178,932
Onex Corp.	60,300	4,741,992
Seaport Entertainment Group, Inc.(a)	30,000	838,500
		5,759,424
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP(a)	800	89,047
Urbana Corp.	6,902	27,033
Urbana Corp. - Class A	1,978	7,953
		124,033
Other Telecommunications - 0.5%
Liberty Broadband Corp. - Class C(a)	81,000	6,055,560
Performing Arts, Spectator Sports, and Related Industries - 2.1%
Live Nation Entertainment, Inc.(a)	220,000	28,490,000
Real Estate - 1.4%
DREAM Unlimited Corp.(a)	12,400	190,816
Howard Hughes Holdings, Inc.(a)	239,800	18,445,416
		18,636,232

The accompanying notes are an integral part of these financial statements.

61

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Paradigm Portfolio
Consolidated Portfolio of Investments - December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Securities and Commodities Exchanges - 0.9%
Cboe Global Markets, Inc.	60,000	$11,724,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
Brookfield Asset Management Ltd.	176,887	9,585,507
Brookfield Corp.	660,000	37,917,000
S&P Global, Inc.	340	169,330
		47,671,837
Support Activities for Mining - 0.0%(b)
Aris Water Solutions, Inc. - Class A	800	19,160
Support Activities for Water Transportation - 0.3%
Clarkson PLC	87,000	4,307,578
Siem Industries, Inc.(a)(e)	13,200	302,280
		4,609,858
Telecommunications - 0.0%(b)
GCI LIBERTY INC SR ESCROW(a)(e)	72,000	0
Utilities - 0.1%
Brookfield Infrastructure Partners LP	28,000	890,120
TOTAL COMMON STOCKS (Cost $124,806,866)		1,148,440,117
UNIT INVESTMENT TRUSTS - 12.1%
Grayscale Bitcoin Mini Trust ETF(a)	389,280	16,299,154
Grayscale Bitcoin Trust ETF(a)	1,946,400	144,072,528
Grayscale Ethereum Classic Trust(a)	12	129
		160,371,811
TOTAL UNIT INVESTMENT TRUSTS (Cost $25,987,742)		160,371,811
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Equity LifeStyle Properties, Inc.	68,800	4,582,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,110,124)		4,582,080
	Contracts
WARRANTS - 0.0%(b)
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(a)	800	11,832
TOTAL WARRANTS (Cost $2,368)		11,832

	Shares	Value
PREFERRED STOCKS - 0.0%(b)
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030	800	$600
TOTAL PREFERRED STOCKS (Cost $239)		600
TOTAL INVESTMENTS - 98.7% (Cost $153,907,339)		$1,313,406,440
Money Market Deposit Account - 2.8%(h)(i)		37,848,826
Liabilities in Excess of Other Assets - (1.5)%		(19,418,308)
TOTAL NET ASSETS - 100.0%		$1,331,836,958

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $18,089,439 which represented 1.4% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,402 or 0.0% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(i)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $18,686,718 which represented 1.4% of net assets.
The accompanying notes are an integral part of these financial statements.

62

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
COMMON STOCKS - 79.5%
Accommodation - 2.7%
Civeo Corp.	558,032	$12,678,487
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	36,084
Aerospace and Defense - 4.3%
CACI International, Inc. - Class A(b)	50,000	20,203,000
Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd.(b)	49,300	313,055
Chemical Manufacturing - 1.5%
Interparfums, Inc.	53,200	6,996,332
Oil-Dri Corp. of America	200	17,528
		7,013,860
Diversified Real Estate Activities - 0.3%
PrairieSky Royalty Ltd.	72,000	1,403,986
Entertainment - 0.1%
IG Port, Inc.	32,000	490,540
Food Services and Drinking Places - 0.6%
Wendy’s Co.	162,600	2,650,380
Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust(c)	44,200	1,242,462
Hospitality and Tourism - 1.6%
Carnival Corp.(b)	296,000	7,376,320
Royal Caribbean Cruises Ltd.	200	46,138
		7,422,458
Industrial Services - 0.1%
BRAEMAR PLC	189,800	556,006
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	5,559
Legal Services - 0.0%(a)
CRA International, Inc.	1,024	191,693
Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	38,028
Management of Companies and Enterprises - 3.2%
Associated Capital Group, Inc. - Class A	190,500	6,526,435
Dundee Corp. - Class A(b)	99,000	98,010
Fairfax India Holdings Corp.(b)(d)	8,400	134,434
Galaxy Digital Holdings Ltd.(b)	119,200	2,072,286

	Shares	Value
Hawaiian Electric Industries, Inc.(b)	154,000	$1,498,420
White Mountains Insurance Group Ltd.	2,306	4,485,308
		14,814,893
Management, Scientific, and Technical Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	3,400	437,580
Media - 0.1%
Toei Animation Co. Ltd.	14,000	314,532
Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.	720	10,829
Wheaton Precious Metals Corp.	5,000	281,200
		292,029
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(b)	520	88,317
Penske Automotive Group, Inc.	500	76,220
		164,537
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	804	198,395
Office Administrative Services - 0.3%
DigitalBridge Group, Inc.	124,000	1,398,720
Offices of Real Estate Agents and Brokers - 5.5%
Landbridge Co. LLC - Class A	395,000	25,517,000
Oil and Gas Extraction - 53.5%(e)
Permian Basin Royalty Trust	99,600	1,103,568
Texas Pacific Land Corp.(f)	224,232	247,991,623
		249,095,191
Other Financial Investment Activities - 0.1%
GAMCO Investors, Inc. - Class A	13,800	333,684
Seaport Entertainment Group, Inc.(b)	2,166	60,539
		394,223
Other Investment Pools and Funds - 1.0%
Urbana Corp.	29,200	114,367
Urbana Corp. - Class A	1,104,900	4,442,813
		4,557,180
Other Pipeline Transportation - 0.1%
Rubis SCA	14,200	351,253
Performing Arts, Spectator Sports, and Related Industries - 0.7%
Live Nation Entertainment, Inc.(b)	23,300	3,017,350
Madison Square Garden Entertainment Corp.(b)	772	27,483

The accompanying notes are an integral part of these financial statements.

63

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Performing Arts, Spectator Sports, and Related Industries - (Continued)
Sphere Entertainment Co.(b)	772	$31,127
		3,075,960
Professional, Scientific, and Technical Services - 0.5%
Science Applications International Corp.	19,600	2,190,888
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp.(b)	240	54,163
Real Estate - 2.7%
DREAM Unlimited Corp.(b)	681,200	10,482,552
Howard Hughes Holdings, Inc.(b)	19,000	1,461,480
Tejon Ranch Co.(b)	41,117	653,760
		12,597,792
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	234	43,271
Support Activities for Mining - 0.0%(a)
Aris Water Solutions, Inc. - Class A	2,000	47,900
Liberty Energy, Inc.	400	7,956
Pason Systems, Inc.	8,000	75,745
		131,601
Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	118,830
Telecommunications - 0.0%(a)
LICT Corp.(b)	16	225,680
TOTAL COMMON STOCKS (Cost $91,972,137)		370,219,316
UNIT INVESTMENT TRUSTS - 5.3%
Grayscale Bitcoin Mini Trust ETF(b)	60,000	2,512,200
Grayscale Bitcoin Trust ETF(b)	300,000	22,206,000
Grayscale Ethereum Classic Trust(b)	60	646
		24,718,846
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,168,943)		24,718,846

	Contracts	Value
WARRANTS - 0.5%
Other Investment Pools and Funds - 0.5%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(b)	160,000	$2,366,413
TOTAL WARRANTS (Cost $433,365)		2,366,413
TOTAL INVESTMENTS - 85.3% (Cost $95,574,445)		397,304,575
Money Market Deposit Account - 14.7%(g)(h)		68,670,849
Liabilities in Excess of Other Assets - (0.0)%(i)		(179,698)
TOTAL NET ASSETS - 100.0%		$465,795,726

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $554,891 which represented 0.1% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $134,434 or 0.0% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(h)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $567,525 which represented 0.1% of net assets.
(i)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

64

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - December 31, 2024

	Shares	Value
COMMON STOCKS - 72.0%
Administrative and Support Services - 0.1%
RB Global, Inc.	1,400	$126,294
Aerospace and Defense - 0.1%
CACI International, Inc. - Class A(a)	300	121,218
Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd.	4,617	265,200
Asset Management - 0.0%(b)
Investor AB(a)	400	10,582
Coal Mining - 0.0%(b)
CONSOL Energy, Inc.	2	213
Data Processing, Hosting, and Related Services - 0.8%
Mastercard, Inc. - Class A	1,000	526,570
Visa, Inc. - Class A	4,000	1,264,160
		1,790,730
Diversified Real Estate Activities - 0.0%(b)
PrairieSky Royalty Ltd.	200	3,900
Entertainment - 0.0%(b)
IG Port, Inc.	1,200	18,395
Financial Services - 0.0%(b)
Hellenic Exchanges - Athens Stock Exchange SA	11,200	52,323
Hong Kong Exchanges & Clearing Ltd.	100	3,796
Value Partners Group Ltd.(a)	2,000	394
		56,513
Funds, Trusts, and Other Financial Vehicles - 0.5%
Mesabi Trust(c)	37,142	1,044,062
Global Exchanges - 0.6%
ASX Ltd.	4,400	177,238
Deutsche Boerse AG	1,800	414,672
Euronext NV(d)	2,520	282,700
Japan Exchange Group, Inc. - ADR	8,200	91,348
London Stock Exchange Group PLC	600	84,766
NZX Ltd.	364,202	297,506
		1,348,230
Insurance Carriers - 0.0%(b)
Fairfax Financial Holdings Limited	2	2,779
Insurance Carriers and Related Activities - 0.1%
Arthur J. Gallagher & Co.	400	113,540

	Shares	Value
Legal Services - 0.0%(b)
CRA International, Inc.	36	$6,739
Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE(a)(e)	2,455	135,025
Management of Companies and Enterprises - 3.3%
Associated Capital Group, Inc. - Class A	77,000	2,637,982
Fairfax India Holdings Corp.(a)(d)	4,000	64,016
Galaxy Digital Holdings Ltd.(a)	96,800	1,682,863
Hawaiian Electric Industries, Inc.(a)	32,400	315,252
White Mountains Insurance Group Ltd.	1,406	2,734,754
		7,434,867
Management, Scientific, and Technical Consulting Services - 0.0%(b)
Booz Allen Hamilton Holding Corp.	144	18,533
Media - 0.0%(b)
Toei Animation Co. Ltd.	400	8,987
Mining (except Oil and Gas) - 1.5%
Franco-Nevada Corp.	14,600	1,716,814
Wheaton Precious Metals Corp.	30,800	1,732,192
		3,449,006
Miscellaneous Durable Goods Merchant Wholesalers - 0.0%(b)
A-Mark Precious Metals, Inc.	3,200	87,680
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	10	1,698
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR	8,000	118,000
Nonmetallic Mineral Product Manufacturing - 0.0%(b)
Eagle Materials, Inc.	2	493
Office Administrative Services - 0.3%
DigitalBridge Group, Inc.	50,200	566,256
Offices of Real Estate Agents and Brokers - 2.0%
Landbridge Co. LLC(a)	4,998	290,584
Landbridge Co. LLC - Class A	66,400	4,289,440
		4,580,024
Oil and Gas Extraction - 54.6%(f)
Permian Basin Royalty Trust	127,450	1,412,146
Texas Pacific Land Corp.(g)	108,984	120,531,945
		121,944,091

The accompanying notes are an integral part of these financial statements.

65

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Financial Investment Activities - 1.0%
Bakkt Holdings, Inc.(a)(c)	32,000	$792,640
GAMCO Investors, Inc. - Class A	58,600	1,416,948
		2,209,588
Other Investment Pools and Funds - 3.0%
Partners Value Investments LP(a)	43,516	4,843,688
Urbana Corp.	43,700	171,158
Urbana Corp. - Class A	419,300	1,686,009
		6,700,855
Professional, Scientific, and Technical Services - 0.0%(b)
Science Applications International Corp.	200	22,356
Real Estate - 0.0%(b)
Tejon Ranch Co.(a)	3,000	47,700
Securities and Commodities Exchanges - 3.1%
Cboe Global Markets, Inc.	8,000	1,563,200
CME Group, Inc.	5,800	1,346,934
Intercontinental Exchange, Inc.	12,900	1,922,229
Miami International Holdings Inc.(a)(e)	95,000	1,032,650
Nasdaq, Inc.	7,200	556,632
TMX Group Ltd.	18,000	554,482
		6,976,127
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(b)
Affiliated Managers Group, Inc.	190	35,135
MarketAxess Holdings, Inc.	48	10,850
		45,985
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd.	806	43,677
OTC Markets Group, Inc. - Class A	800	40,970
S&P Global, Inc.	113	56,278
		140,925
Support Activities for Mining - 0.0%(b)
Aris Water Solutions, Inc. - Class A	800	19,160
Support Activities for Water Transportation - 0.6%
Clarkson PLC	29,000	1,435,859
TOTAL COMMON STOCKS (Cost $36,489,440)		160,851,610

	Shares	Value
UNIT INVESTMENT TRUSTS - 22.1%
Grayscale Bitcoin Mini Trust ETF(a)	119,774	$5,014,937
Grayscale Bitcoin Trust ETF(a)	598,874	44,328,654
Grayscale Ethereum Classic Trust(a)	12	129
		49,343,720
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,794,088)		49,343,720
	Contracts
WARRANTS - 0.3%
Other Investment Pools and Funds - 0.3%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(a)	43,516	643,605
Securities and Commodities Exchanges - 0.0%(b)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	14,469	49,195
TOTAL WARRANTS (Cost $130,105)		692,800
	Shares
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Partners Value Investments LP Series 1*, 4.50%, Perpetual	11,832	213,094
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030	43,516	32,637
TOTAL PREFERRED STOCKS (Cost $259,342)		245,731
	Par
CONVERTIBLE BONDS - 0.0%(b)
Department Stores - 0.0%(b)
Sears Holdings Corp., 8.00%, 12/15/2019(e)(h)	$5,720	0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0
TOTAL INVESTMENTS - 94.5% (Cost $38,678,695)		$211,133,861
Money Market Deposit Account - 5.8%(i)(j)		13,068,640
Liabilities in Excess of Other Assets - (0.3)%		(707,342)
TOTAL NET ASSETS - 100.0%		$223,495,159

The accompanying notes are an integral part of these financial statements.

66

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $940,497 which represented 0.4% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $346,716 or 0.2% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,216,870 or 0.5% of net assets as of December 31, 2024.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(j)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $966,221 which represented 0.4% of net assets.
The accompanying notes are an integral part of these financial statements.

67

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Multi-Disciplinary Income Portfolio
Consolidated Portfolio of Investments - December 31, 2024

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 91.0%
37 Capital CLO, Series 2023-1A, Class A1, 6.71% (3 mo. Term SOFR + 2.05%), 04/15/2036(a)	$500,000	$502,956
Apidos CLO, Series 2023-43A, Class A2, 6.68% (3 mo. Term SOFR + 2.05%), 04/25/2035(a)	500,000	501,587
Atlas Senior Loan Fund Ltd.
Series 2019-14A, Class BR, 6.83% (3 mo. Term SOFR + 2.21%), 07/20/2032(a)	500,000	500,152
Series 2021-18A, Class B, 6.74% (3 mo. Term SOFR + 2.11%), 01/18/2035(a)	500,000	500,481
Babson CLO Ltd./Cayman Islands, Series 2023-1A, Class A, 6.37% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)	550,000	551,413
Battery Park CLO, Series 2022-1A, Class AR, 6.12% (3 mo. Term SOFR + 1.50%), 10/20/2037(a)	500,000	502,622
BlueMountain CLO Ltd., Series 2022-35A, Class BR, 6.48% (3 mo. Term SOFR + 1.85%), 10/22/2037(a)	500,000	500,297
Bryant Park Funding Ltd., Series 2023-21A, Class B, 7.38% (3 mo. Term SOFR + 2.75%), 10/18/2036(a)	250,000	252,196
Carlyle Global Market Strategies, Series 2023-3A, Class B, 7.26% (3 mo. Term SOFR + 2.60%), 10/15/2036(a)	450,000	454,418
Fort Washington CLO, Series 2019-1A, Class BR2, 6.52% (3 mo. Term SOFR + 1.90%), 10/20/2037(a)	500,000	504,367
Fortress Credit BSL Ltd., Series 2023-1A, Class AT, 6.88% (3 mo. Term SOFR + 2.25%), 04/23/2036(a)	500,000	502,423
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 7.13% (3 mo. Term SOFR + 2.50%), 10/25/2036(a)	250,000	251,525
ICG US CLO Ltd., Series 2023-1A, Class B, 7.63% (3 mo. Term SOFR + 3.00%), 07/18/2036(a)	500,000	503,300
Katayma CLO Ltd., Series 2023-1A, Class B, 7.27% (3 mo. Term SOFR + 2.65%), 10/20/2036(a)	250,000	251,647
Magnetite CLO Ltd., Series 2023-37A, Class B, 6.92% (3 mo. Term SOFR + 2.30%), 10/20/2036(a)	500,000	503,697
Man GLG US CLO, Series 2023-1A, Class A, 6.92% (3 mo. Term SOFR + 2.30%), 07/20/2035(a)	500,000	501,342
Mountain View CLO Ltd., Series 2019-2A, Class B1R, 6.81% (3 mo. Term SOFR + 2.15%), 07/15/2037(a)	450,000	453,632

	Par	Value
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.43% (3 mo. Term SOFR + 1.80%), 04/25/2036(a)	$500,000	$501,420
Orion CLO Ltd., Series 2023-2A, Class B, 7.38% (3 mo. Term SOFR + 2.75%), 01/25/2037(a)	250,000	252,838
Post CLO, Series 2023-1A, Class A, 6.57% (3 mo. Term SOFR + 1.95%), 04/20/2036(a)	500,000	501,446
Rad CLO, Series 2023-20A, Class B, 7.27% (3 mo. Term SOFR + 2.65%), 07/20/2036(a)	500,000	502,786
Sculptor CLO Ltd., Series 27A, Class B1, 6.63% (3 mo. Term SOFR + 2.01%), 07/20/2034(a)	250,000	250,223
Sound Point CLO Ltd.
Series 2017-3A, Class A2, 6.48% (3 mo. Term SOFR + 1.86%), 10/20/2030(a)	520,000	520,484
Series 2024-39A, Class B, 7.26% (3 mo. Term SOFR + 1.95%), 07/20/2037(a)	1,000,000	1,002,000
Venture CDO Ltd.
Series 2013-15A, Class BR3, 6.79% (3 mo. Term SOFR + 2.13%), 07/15/2032(a)	250,000	250,658
Series 2023-48A, Class B1, 7.37% (3 mo. Term SOFR + 2.75%), 10/20/2036(a)	500,000	505,614
Wind River CLO Ltd., Series 2021-2A, Class B, 6.53% (3 mo. Term SOFR + 1.91%), 07/20/2034(a)	375,000	376,007
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,330,174)		12,401,531
TOTAL INVESTMENTS - 91.0% (Cost $12,330,174)		$12,401,531
Money Market Deposit Account - 2.5%(b)		334,495
Other Assets in Excess of Liabilities - 6.5%		892,212
TOTAL NET ASSETS - 100.0%		$13,628,238

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $12,401,531 or 91.0% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

The accompanying notes are an integral part of these financial statements.

68

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
December 31, 2024

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$288,995,572	$35,931,518
Cash	42,367,194	14,054,749
Cash proceeds from securities lending	3,252,116	149,222
Receivable for contributed capital	559,386	200,093
Dividends and interest receivable	191,534	56,675
Securities lending receivable	48,962	4,206
Prepaid expenses and other assets	3,526	3,657
Total Assets	335,418,290	50,400,120
LIABILITIES:
Payable to Adviser	372,923	54,563
Payable to Trustees	4,886	744
Payable to Chief Compliance Officer	373	35
Payable for securities purchased	—	15,481
Payable for collateral received for securities loaned	3,252,116	149,222
Payable for withdrawn capital	189,366	519,049
Accrued expenses and other liabilities	41,492	20,071
Total Liabilities	3,861,156	759,165
Net Assets	$331,557,134	$49,640,955
(1) Cost of investments	$55,882,180	$12,552,358
(2) Includes loaned securities with a market value of	$3,102,245	$139,480

The accompanying notes are an integral part of these financial statements.

69

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
December 31, 2024(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$1,313,406,440	$397,304,575
Foreign currencies, at value(3)	9,520	409,214
Cash	19,162,109	68,103,324
Cash proceeds from securities lending	18,686,717	567,525
Receivable for contributed capital	6,587,509	770,364
Receivable for investments sold	4,527	—
Dividends and interest receivable	97,275	341,367
Securities lending receivable	97,904	304
Prepaid expenses and other assets	7,551	3,327
Total Assets	1,358,059,552	467,500,000
LIABILITIES:
Payable to Adviser	1,569,127	531,946
Payable to Trustees	24,316	8,009
Payable to Chief Compliance Officer	1,156	389
Payable for securities purchased	3,964	116,655
Payable for collateral received for securities loaned	18,686,717	567,525
Payable for withdrawn capital	5,814,577	429,479
Accrued expenses and other liabilities	122,737	50,271
Total Liabilities	26,222,594	1,704,274
Net Assets	$1,331,836,958	$465,795,726
(1) Cost of investments	$153,907,339	$95,574,445
(2) Includes loaned securities with a market value of	$18,089,439	$554,891
(3) Cost of foreign currencies	$9,535	$409,841

The accompanying notes are an integral part of these financial statements.

70

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
December 31, 2024(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$211,133,861	$12,401,531
Cash	12,102,419	334,495
Cash proceeds from securities lending	966,221	—
Receivable for contributed capital	499,690	—
Receivable for investments sold	—	709,132
Dividends and interest receivable	96,051	197,716
Securities lending receivable	18,448	—
Prepaid expenses and other assets	6,646	583
Total Assets	224,823,336	13,643,457
LIABILITIES:
Payable to Adviser	258,421	3,069
Payable to Trustees	3,784	222
Payable to Chief Compliance Officer	194	20
Payable for securities purchased	9,810	—
Payable for collateral received for securities loaned	966,221	—
Payable for withdrawn capital	56,928	—
Accrued expenses and other liabilities	32,819	11,908
Total Liabilities	1,328,177	15,219
Net Assets	$223,495,159	$13,628,238
(1) Cost of investments	$38,678,695	$12,330,174
(2) Includes loaned securities with a market value of	$940,497	$—

The accompanying notes are an integral part of these financial statements.

71

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Year Ended December 31, 2024

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$1,486,216	$348,216
Interest	2,411,124	288,771
Income from securities lending	237,540	18,060
Total investment income	4,134,880	655,047
EXPENSES:
Investment advisory fees	3,259,047	379,531
Administration fees	93,943	22,121
Professional fees	38,950	12,543
Fund accounting fees	35,333	5,743
Trustees’ fees	25,444	2,799
Chief Compliance Officer fees	3,894	388
Custodian fees and expenses	23,406	14,734
Registration fees	913	873
Other expenses	7,593	790
Total expenses	3,488,523	439,522
Net investment income	646,357	215,525
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,223,955	408,403
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	141,553,335	14,622,178
Net realized and unrealized gain on investments	143,777,290	15,030,581
Net increase in net assets resulting from operations	$ 144,423,647	$15,246,106
† Net of foreign taxes withheld of:	$16,450	$16,917

The accompanying notes are an integral part of these financial statements.

72

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$15,128,825	$5,751,901
Interest	1,646,316	2,159,309
Income from securities lending	389,553	38,959
Total investment income	17,164,694	7,950,169
EXPENSES:
Investment advisory fees	13,022,350	4,337,380
Administration fees	320,288	115,656
Professional fees	116,825	45,331
Fund accounting fees	132,596	45,227
Trustees’ fees	100,191	33,285
Chief Compliance Officer fees	14,426	4,715
Custodian fees and expenses	61,676	32,191
Registration fees	1,109	341
Other expenses	30,630	11,332
Total expenses	13,800,091	4,625,458
Net investment income	3,364,603	3,324,711
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	65,584,015	12,288,989
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	589,073,494	157,317,304
Net realized and unrealized gain on investments	654,657,509	169,606,293
Net increase in net assets resulting from operations	$658,022,112	$172,931,004
† Net of foreign taxes withheld of:	$180,729	$241,245

The accompanying notes are an integral part of these financial statements.

73

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Year Ended December 31, 2024(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends†	$2,364,095	$—
Interest	814,089	956,732
Income from securities lending	97,695	—
Realized gain on paydown	—	6,397
Total investment income	3,275,879	963,129
EXPENSES:
Investment advisory fees	2,121,973	33,081
Administration fees	63,974	17,096
Professional fees	27,325	10,530
Fund accounting fees	23,640	2,492
Trustees’ fees	16,391	1,316
Chief Compliance Officer fees	2,390	196
Custodian fees and expenses	18,611	1,839
Registration fees	1,058	250
Other expenses	4,852	509
Total expenses	2,280,214	67,309
Net investment income	995,665	895,820
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	1,152,608	212
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	99,593,891	33,694
Net realized and unrealized gain on investments	100,746,499	33,906
Net increase in net assets resulting from operations	$ 101,742,164	$929,726
† Net of foreign taxes withheld of:	$42,086	$—

The accompanying notes are an integral part of these financial statements.

74

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
December 31, 2024

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$646,357	$1,991,233	$215,525	$419,909
Net realized gain (loss) on sale of investments and foreign currency	2,223,955	2,271,422	408,403	(222,953)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	141,553,335	40,804,932	14,622,178	1,877,441
Net increase in net assets resulting from operations	144,423,647	45,067,587	15,246,106	2,074,397
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	24,430,090	17,091,150	21,279,236	3,644,721
Withdrawals	(27,437,765)	(20,061,591)	(4,821,431)	(16,259,972)
Net increase (decrease) in net assets resulting from capital share transactions	(3,007,675)	(2,970,441)	16,457,805	(12,615,251)
Total increase (decrease) in net assets	141,415,972	42,097,146	31,703,911	(10,540,854)
NET ASSETS:
Beginning of period	190,141,162	148,044,016	17,937,044	28,477,898
End of period	$ 331,557,134	$190,141,162	$49,640,955	$17,937,044

The accompanying notes are an integral part of these financial statements.

75

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Paradigm Portfolio (Consolidated)		The Small Cap Opportunities Portfolio (Consolidated)
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$3,364,603	$(1,747,915)	$3,324,711	$1,793,096
Net realized gain on sale of investments and foreign currency	65,584,015	45,826,388	12,288,989	25,865,311
Net change in unrealized appreciation (depreciation) of investments and foreign currency	589,073,494	(230,225,379)	157,317,304	(96,823,072)
Net increase (decrease) in net assets resulting from operations	658,022,112	(186,146,906)	172,931,004	(69,164,665)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	63,780,544	11,582,819	58,007,184	21,051,746
Withdrawals	(182,039,049)	(147,816,245)	(49,824,266)	(126,689,296)
Net increase (decrease) in net assets resulting from capital share transactions	(118,258,505)	(136,233,426)	8,182,918	(105,637,550)
Total increase (decrease) in net assets	539,763,607	(322,380,332)	181,113,922	(174,802,215)
NET ASSETS:
Beginning of period	792,073,351	1,114,453,683	284,681,804	459,484,019
End of period	$ 1,331,836,958	$792,073,351	$465,795,726	$284,681,804

The accompanying notes are an integral part of these financial statements.

76

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
December 31, 2024(Continued)

	The Market Opportunities Portfolio (Consolidated)		The Multi-Disciplinary Income Portfolio (Consolidated)
	For the Year Ended December 31,		For the Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$995,665	$1,195,140	$895,820	$686,502
Net realized gain (loss) on sale of investments and foreign currency	1,152,608	(726,565)	212	(1,808,280)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	99,593,891	(10,475,455)	33,694	1,791,042
Net increase (decrease) in net assets resulting from operations	101,742,164	(10,006,880)	929,726	669,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	33,719,079	12,998,060	3,448,353	669,442
Withdrawals	(43,200,796)	(11,988,686)	(3,075,477)	(5,520,347)
Net increase (decrease) in net assets resulting from capital share transactions	(9,481,717)	1,009,374	372,876	(4,850,905)
Total increase (decrease) in net assets	92,260,447	(8,997,506)	1,302,602	(4,181,641)
NET ASSETS:
Beginning of period	131,234,712	140,232,218	12,325,636	16,507,277
End of period	$ 223,495,159	$131,234,712	$13,628,238	$12,325,636

The accompanying notes are an integral part of these financial statements.

77

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024
1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Significant Accounting Policies
Security Valuation – Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized

78

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2024, 0.92%, 0.20%, 0.02% and 0.54% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at December 31, 2024.
Bitcoin – The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2024, 53.23%, 25.48%, 12.04%, 5.31% and 22.08% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S.

79

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of December 31, 2024, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$45,213,972	13.64%
Global Portfolio	2,344,742	4.72%
Paradigm Portfolio	162,866,529	12.23%
Small Cap Opportunities Portfolio	27,252,250	5.85%
Market Opportunities Portfolio	13,416,759	6.00%
The Spin-off Fund	536,433	1.46%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

80

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,419	0.00%
Global Portfolio	1,405	0.00%
Market Opportunities Portfolio	1,461	0.00%

Repurchase Agreements – Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios’ Adviser under the oversight of the Board of Trustees. At December 31, 2024, market value and percentage of 144A securities held by the Master Portfolios are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2024, market value and percentage of illiquid securities held by the Master Portfolios are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 331⁄3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments – The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At December 31, 2024, The Internet Portfolio, The

81

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 79%, 40%, 79%, 59%, 74% and 7% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At December 31, 2024, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 21.0%, 19.2%, 67.7%, 53.2% and 53.9% of their respective net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments – The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation – Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through December 31, 2024. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2025.

82

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
For the Year ended December 31, 2024, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$3,259,047
The Global Portfolio	379,531
The Paradigm Portfolio	13,022,350
The Small Cap Opportunities Portfolio	4,337,380
The Market Opportunities Portfolio	2,121,973
The Multi-Disciplinary Income Portfolio	33,081

For the Year ended December 31, 2024, the Trust was allocated approximately $26,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the Year ended December 31, 2024, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$97,476,945	$—	$91,024,225
The Global Portfolio	—	13,247,683	—	8,319,631
The Paradigm Portfolio	—	18,846,797	—	97,209,832
The Small Cap Opportunities Portfolio	—	18,154,234	—	27,560,962
The Market Opportunities Portfolio	—	16,102,146	—	10,916,337
The Multi-Disciplinary Income Portfolio	—	5,298,454	—	4,410,300

As of December 31, 2024, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$56,351,961	$12,849,685	$158,247,197
Unrealized Appreciation	235,670,252	24,326,736	1,166,659,210
Unrealized Depreciation	(3,026,641)	(1,244,903)	(11,499,967)
Net Unrealized Appreciation	$232,643,611	$23,081,833	$1,155,159,243

	Small Cap Opportunities	Market Opportunities	Multi- Disciplinary Income
Tax Cost of Investments	$99,075,807	$40,396,374	$12,330,174
Unrealized Appreciation	313,207,605	174,143,475	71,809
Unrealized Depreciation	(14,978,837)	(3,405,988)	(452)
Net Unrealized Appreciation	$298,228,768	$170,737,487	$71,357

5. Portfolio Securities Loaned
As of December 31, 2024, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and

83

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at December 31, 2024, were as follows:

	Securities	Collateral
The Internet Portfolio	$3,102,245	$3,252,116
The Global Portfolio	139,480	149,222
The Paradigm Portfolio	18,089,439	18,686,717
The Small Cap Opportunities Portfolio	554,891	567,525
The Market Opportunities Portfolio	940,497	966,221
The Multi-Disciplinary Income Portfolio	—	—

6. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows

	The Internet Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	76.81%	30.16%	(23.86)%	15.72%	56.87%
Ratio of expenses to average net assets:	1.34%	1.35%	1.35%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets:	0.25%	1.23%	(0.18)%	(0.92)%	(0.36)%
Portfolio turnover rate	43%	19%	19%	4%	1%

	The Global Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	72.10%	11.79%	(6.53)%	16.23%	24.80%
Ratio of expenses to average net assets:	1.45%	1.49%	1.46%	1.48%	1.59%
Ratio of net investment income (loss) to average net assets:	0.71%	1.71%	0.18%	(1.00)%	(0.66)%
Portfolio turnover rate	34%	16%	57%	7%	8%

	The Paradigm Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	88.79%	(16.59)%	29.48%	38.46%	3.61%
Ratio of expenses to average net assets:	1.32%	1.34%	1.33%	1.33%	1.35%
Ratio of net investment income (loss) to average net assets:	0.32%	(0.20)%	0.15%	(0.58)%	0.70%
Portfolio turnover rate	2%	0%	0%	1%	1%

	The Small Cap Opportunities Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	68.83%	(14.40)%	32.26%	50.63%	2.57%
Ratio of expenses to average net assets:	1.33%	1.35%	1.34%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets:	0.96%	0.52%	0.37%	(0.62)%	1.05%
Portfolio turnover rate	6%	2%	6%	3%	0%

84

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)

	The Market Opportunities Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	84.14%	(7.29)%	15.02%	28.08%	19.57%
Ratio of expenses to average net assets:	1.34%	1.36%	1.36%	1.36%	1.38%
Ratio of net investment income (loss) to average net assets:	0.59%	0.94%	0.22%	(0.74)%	0.42%
Portfolio turnover rate	7%	5%	13%	2%	2%

	The Multi-Disciplinary Income Portfolio
	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Total Return	7.30%	5.24%	(2.29)%	1.23%	(1.35)%
Ratio of expenses to average net assets:	0.51%	0.94%	1.48%	1.44%	1.46%
Ratio of net investment income to average net assets:	6.77%	5.16%	2.14%	1.74%	3.17%
Portfolio turnover rate	37%	37%	0%	0%	0%

7. Summary of Fair Value Exposure
Various inputs are used in determining the value of Master Portfolio’s and Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$106,542,009	$2,905,547	$2,913,160	$112,360,716
Unit Investment Trust	176,496,071	—	—	176,496,071
Exchange Traded Funds	—	—	—	—
Warrants	—	—	138,785	138,785
Total Investments in Securities	$ 283,038,080	$2,905,547	$3,051,945	$288,995,572

85

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$2,896,327
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	155,618***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2024	$3,051,945

Description	Fair Value at 12/31/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$2,913,160	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5
			Risk-Free Rate	4.9%
Warrants	$138,785	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	10.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5
			Risk-Free Rate	4.9%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect except for discount for lack of marketability where a decrease would result in an increase to the value of the investment. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2024 is $155,618.
The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,506,288	$613,273	$99,990	$23,219,551
Unit Investment Trust	12,649,385	—	—	12,649,385
Warrants	—	51,662	—	51,662
Preferred Stocks	—	10,920	—	10,920
Convertible Bonds	—	—	— *	—
Total Investments in Securities	$ 35,155,673	$675,855	$99,990	$35,931,518

86

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$259,490
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(33,550)***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(125,950)
Balance as of December 31, 2024	$99,990

Description	Fair Value at 12/31/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 99,990	Cost Approach	Precedent Transaction	$55.00-$55.00
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00-$0.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2024 is $(33,550).
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,147,828,035	$612,082	$—*	$1,148,440,117
Unit Investment Trust	160,371,811	—	—	160,371,811
Real Estate Investment Trusts	4,582,080	—	—	4,582,080
Warrants	—	11,832	—	11,832
Preferred Stocks	—	600	—	600
Total Investments in Securities	$ 1,312,781,926	$624,514	$—	$1,313,406,440

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$762,700
Accrued discounts/premiums	—
Realized gain (loss)	(845,018)
Change in unrealized appreciation (depreciation)	773,969***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	(389,371)
Transfer in and/or out of Level 3	(302,280)
Balance as of December 31, 2024	$ —

87

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)

Description	Fair Value at 12/31/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ —*	Asset Liquidation Analysis	Precedent Transaction	$0.00 - $0.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2024 is $773,969.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of December 31, 2024:
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$369,879,270	$340,046	$—	$370,219,316
Unit Investment Trust	24,718,846	—	—	24,718,846
Warrants	—	2,366,413	—	2,366,413
Total Investments in Securities	$394,598,116	$2,706,459	$—	$397,304,575

As of December 31, 2024, there were no investments in Level 3 securities.
During the period ended December 31, 2024, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$154,378,505	$5,305,430	$1,167,675	$160,851,610
Unit Investment Trust	49,343,720	—	—	49,343,720
Warrants	—	643,605	49,195	692,800
Preferred Stocks	—	245,731	—	245,731
Convertible Bonds	—	—	— *	—
Total Investments in Securities	$203,722,225	$6,194,766	$1,216,870	$211,133,861

88

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$1,161,707
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	55,163***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2024	$1,216,870

Description	Fair Value at 12/31/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$1,032,650	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5
			Risk-Free Rate	4.9%
Common Stocks	$135,025	Cost Approach	Precedent Transaction	$55.00-$55.00
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00-$0.00
Warrants	$49,195	Discounted Cash Flow	Volatility	16.8%
		Option Pricing Model	Discount for Lack of Marketability	10.0%
			Weighted Average Cost of Capital	13.5%
			Years to Maturity	9.5
			Risk-Free Rate	4.9%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2024 is $55,163.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of December 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation	$—	$12,401,531	$—	$12,401,531
Total Investments in Securities	$—	$12,401,531	$—	$12,401,531

As of December 31, 2024, there were no investments in Level 3 securities.
During the period ended December 31, 2024, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

89

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
8. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At December 31, 2024, none of the Portfolios held any derivative instruments and there were no transactions during the Year ended December 31, 2024.
9. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of December 31, 2024:

		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not Offset in the Statement of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Pledged (Received)
The Internet Portfolio	Securities Lending	$3,252,116	$—	$3,252,116	$3,252,116	$—	$—
		$3,252,116	$—	$3,252,116	$3,252,116	$—	$—
The Global Portfolio	Securities Lending	$149,222	$—	$149,222	$149,222	$—	$—
		$149,222	$—	$149,222	$149,222	$—	$—
The Paradigm Portfolio	Securities Lending	$ 18,686,717	$—	$18,686,717	$18,686,717	$—	$—
		$ 18,686,717	$—	$18,686,717	$18,686,717	$—	$—
The Small Cap Opportunities Portfolio	Securities Lending	$567,525	$—	$567,525	$567,525	$—	$—
		$567,525	$—	$567,525	$567,525	$—	$—
The Market Opportunities Portfolio	Securities Lending	$966,221	$—	$966,221	$966,221	$—	$—
		$966,221	$—	$966,221	$966,221	$—	$—

90

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
10. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.
11. Recent Accounting Pronouncements
Segment Reporting (Topic 280) – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

91

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Kinetics Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements [consolidated where noted as such] of assets and liabilities of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Multi-Disciplinary Income Portfolio (the “Funds”), each a series of Kinetics Portfolios Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the [consolidated where noted as such] financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2025

92

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

93

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Management of the Funds and the Portfolios (Unaudited)
The management and affairs of the Funds and the Portfolios are under the oversight of the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.
Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Funds and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.
Board of Directors/Board of Trustees
Independent Directors/Trustees

Name, Address and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Steven T . Russell Year Born: 1963 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 23 years	Professor of Business Law, Suffolk County Community College (1997 to Present); Lawyer, Private Practice (2010 to present).	13	N/A
Douglas Cohen, CPA Year Born: 1961 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 23 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to 2021).	13	N/A
William J. Graham Year Born: 1961 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 23 years	Attorney, William J. Graham, PC (2001 to present); Assistant Town Attorney, Town of Islip, NY (2016 to 2021).	13	N/A
Joseph E. Breslin Year Born: 1953 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 23 years	Counsel, White Oak Global Advisors, LLC (2016 to present).	13
Trustee, Forethought Variable Insurance Trust (23 portfolios); Trustee, BluArc MultiStrategy Fund (2014-2017); Chairman and Trustee, Northern Lights Fund Trust IV (21 portfolios); Trustee, Hatteras Alternative Mutual Funds Trust (5 portfolios) (2004-2016); Trustee, Underlying Funds Trust (5 portfolios) (2004-2016); Trustee, Director, Hatteras Master Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives TEI Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Institutional Fund, L.P. (2013-2016); and Director, Hatteras Core Alternatives TEI Institutional Fund, L.P. (2013-2016).

94

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Management of the Funds and the Portfolios (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
James M. Breen Year Born: 1959 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 23 years	Security Consultant and Licensed Florida Private Investigator (2019 to present); Special Agent, Florida Department of Law Enforcement (FDLE) (2015 to 2019); Vice President, HBES Consulting, Inc. (2014 to present); Citibank, Senior AML Analyst ((2014-2015); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	13	N/A
Murray Stahl(3)(4) Year Born: 1953 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/ Trustee & Secretary	Indefinite/ 23 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer, Horizon Kinetics Holding Corporation, (including Horizon Kinetics Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019); CEO, Horizon Kinetics Holding Corporation (2015 to present).	13	Director and Officer of RENN Fund, Inc. (closed end investment company) (2017-present). Director of Texas Pacific Land Corp. (2021 to present). Director and Officer of FRMO Corp. (since 2001).
Peter B. Doyle(3) Year Born: 1962 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/ Trustee & President & Chairman of the Board	Indefinite/ 21 years	Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to 2019); and President of Kinetics Mutual Funds, Inc. (1998 to present). Co-Portfolio Manager of the RENN Fund, Inc. (2021 to present)	13	Director and Officer of FRMO Corp.

95

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Management of the Funds and the Portfolios (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Steven Bregman Year Born: 1958 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Co-Portfolio Manager and Investment Team Member	Indefinite/ 8 years	President, Horizon Kinetics Holding Corporation, (including Horizon Kinetics Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019; President and CFO of FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Co-Portfolio Manager of RENN Fund, Inc. (closed end investment company) (since 2021);	13	Director of Winland Electronics, Inc (electronics) (since 2020). Director and Officer of FRMO Corp. (since 2001).

(1)	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.
(2)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.

(3)	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
(4)
Murray Stahl is a member of the Board of Directors (the “Board”) of Texas Pacific Land Corporation (“TPL”), a large holding in certain client accounts and funds, including Kinetics Mutual Funds, which are managed by Horizon Kinetics Asset Management LLC (“HKAM”). Officers, directors, and employees of HKAM may also hold substantial amounts of TPL, both directly and indirectly, in their personal accounts. HKAM seeks to address potential conflicts of interest through the adoption of various policies and procedures, which include both electronic and physical safeguards. All personal and proprietary trading is also subject to HKAM’s Code of Ethics and is monitored by the firm’s Legal and Compliance Department. As a result of Murray Stahl being on the Board of TPL, he does not have any trading authority over shares of TPL. All trading decisions for TPL in Murray Stahl’s personal accounts and in client accounts and funds where he remains a portfolio manager hasbeen delegated to another portfolio manager.

Name, Address and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director/ Trustee(2)
Russell W. Grimaldi Year Born: 1980 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/ 1 month	Chief Compliance Officer, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management (2011 to present), Chief Compliance Officer, Renn Fund, Inc. (2024 to present).	N/A
Jay H. Kesslen Year Born: 1973 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/ 18 years
General Counsel, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management LLC (an SEC registered investment adviser) (2011 to present), Chief Compliance Officer, Horizon Kinetics Holding Corporation (2015-2016), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to 2019), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present)); FRMO Corp. (2014 to present); Chief Compliance Officer, RENN Fund, Inc. (2017 to present).
N/A

96

Kinetics Mutual Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016
ADMINISTRATOR FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS

(b)	See Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	March 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	March 14, 2025